UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21598

Putnam Target Date Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Retirement Advantage Maturity Fund
Class A [POMGX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1,[2]	$43	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.09%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage Maturity Fund returned 6.62%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	6.62	4.06	4.41
Class A (with sales charge)	2.35	3.21	3.67
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSA-1025

Putnam Retirement Advantage Maturity Fund
Class C [PLFGX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1,[2]	$121	1.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.53%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage Maturity Fund returned 5.88%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	5.88	3.30	3.65
Class C (with sales charge)	4.88	3.30	3.65
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSC-1025

Putnam Retirement Advantage Maturity Fund
Class R [PAKYX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1,[2]	$85	0.82%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.05%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage Maturity Fund returned 6.22%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	6.22	3.65	3.99
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR-1025

Putnam Retirement Advantage Maturity Fund
Class R3 [PAHMX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R31,[2]	$59	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.21)%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage Maturity Fund returned 6.47%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	6.47	3.90	4.26
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR3-1025

Putnam Retirement Advantage Maturity Fund
Class R4 [PAHNX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R41,[2]	$33	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.36)%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage Maturity Fund returned 6.70%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	6.70	4.16	4.50
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR4-1025

Putnam Retirement Advantage Maturity Fund
Class R5 [PAHOX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R51,[2]	$18	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.60)%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage Maturity Fund returned 6.91%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	6.91	4.31	4.66
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR5-1025

Putnam Retirement Advantage Maturity Fund
Class R6 [PADLX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R61,[2]	$7	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.28)%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage Maturity Fund returned 7.10%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	7.10	4.44	4.79
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR6-1025

Putnam Retirement Advantage Maturity Fund
Class Y [PAETX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1,[2]	$18	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.35)%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage Maturity Fund returned 6.90%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	6.90	4.31	4.66
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSY-1025

Putnam Retirement Advantage 2030 Fund
Class A [PDLTX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$28	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2030 Fund returned 7.84%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	7.84	6.84	6.98
Class A (with sales charge)	1.64	5.58	5.87
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSA-1025

Putnam Retirement Advantage 2030 Fund
Class C [PDLKX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$107	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2030 Fund returned 7.01%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	7.01	6.05	6.19
Class C (with sales charge)	6.01	6.05	6.19
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSC-1025

Putnam Retirement Advantage 2030 Fund
Class R [PDKAX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$69	0.67%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2030 Fund returned 7.42%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	7.42	6.43	6.56
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR-1025

Putnam Retirement Advantage 2030 Fund
Class R3 [PAFOX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$44	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2030 Fund returned 7.67%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	7.67	6.69	6.83
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR3-1025

Putnam Retirement Advantage 2030 Fund
Class R4 [PAFQX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$18	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2030 Fund returned 8.05%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	8.05	6.96	7.09
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR4-1025

Putnam Retirement Advantage 2030 Fund
Class R5 [PAFVX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$2	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2030 Fund returned 8.17%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	8.17	7.12	7.25
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR5-1025

Putnam Retirement Advantage 2030 Fund
Class R6 [PDIZX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(8)	-0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2030 Fund returned 8.28%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	8.28	7.22	7.35
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR6-1025

Putnam Retirement Advantage 2030 Fund
Class Y [PDGKX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$2	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2030 Fund returned 8.23%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	8.23	7.12	7.25
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSY-1025

Putnam Retirement Advantage 2035 Fund
Class A [PDFLX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$27	0.26%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2035 Fund returned 10.30%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	10.30	9.08	8.98
Class A (with sales charge)	3.95	7.80	7.84
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSA-1025

Putnam Retirement Advantage 2035 Fund
Class C [PDAWX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$107	1.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2035 Fund returned 9.43%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	9.43	8.28	8.18
Class C (with sales charge)	8.43	8.28	8.18
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSC-1025

Putnam Retirement Advantage 2035 Fund
Class R [PDAKX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$70	0.67%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2035 Fund returned 9.80%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	9.80	8.65	8.54
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR-1025

Putnam Retirement Advantage 2035 Fund
Class R3 [PAFWX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$43	0.41%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2035 Fund returned 10.04%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	10.04	8.91	8.81
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR3-1025

Putnam Retirement Advantage 2035 Fund
Class R4 [PAFUX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$17	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2035 Fund returned 10.43%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	10.43	9.19	9.07
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR4-1025

Putnam Retirement Advantage 2035 Fund
Class R5 [PAFYX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$2	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2035 Fund returned 10.54%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	10.54	9.35	9.23
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR5-1025

Putnam Retirement Advantage 2035 Fund
Class R6 [PCDLX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(9)	-0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2035 Fund returned 10.65%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	10.65	9.46	9.35
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR6-1025

Putnam Retirement Advantage 2035 Fund
Class Y [POWYX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$1	0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2035 Fund returned 10.58%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	10.58	9.36	9.24
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSY-1025

Putnam Retirement Advantage 2040 Fund
Class A [PCCLX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$23	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2040 Fund returned 11.89%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	11.89	10.39	10.11
Class A (with sales charge)	5.45	9.09	8.96
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSA-1025

Putnam Retirement Advantage 2040 Fund
Class C [PBBZX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$102	0.97%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2040 Fund returned 10.96%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	10.96	9.56	9.28
Class C (with sales charge)	9.96	9.56	9.28
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSC-1025

Putnam Retirement Advantage 2040 Fund
Class R [PBAOX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$66	0.62%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2040 Fund returned 11.45%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	11.45	9.95	9.67
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR-1025

Putnam Retirement Advantage 2040 Fund
Class R3 [PAGKX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$39	0.37%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2040 Fund returned 11.70%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	11.70	10.22	9.94
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR3-1025

Putnam Retirement Advantage 2040 Fund
Class R4 [PAGJX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$13	0.12%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2040 Fund returned 11.93%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	11.93	10.48	10.19
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR4-1025

Putnam Retirement Advantage 2040 Fund
Class R5 [PAGOX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(3)	-0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2040 Fund returned 12.10%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	12.10	10.64	10.35
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR5-1025

Putnam Retirement Advantage 2040 Fund
Class R6 [PBAMX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(14)	-0.13%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2040 Fund returned 12.32%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	12.32	10.77	10.48
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR6-1025

Putnam Retirement Advantage 2040 Fund
Class Y [PALZX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(3)	-0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2040 Fund returned 12.08%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	12.08	10.64	10.35
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSY-1025

Putnam Retirement Advantage 2045 Fund
Class A [PALGX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$20	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2045 Fund returned 12.95%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	12.95	11.19	10.81
Class A (with sales charge)	6.45	9.88	9.66
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSA-1025

Putnam Retirement Advantage 2045 Fund
Class C [PAFPX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$100	0.94%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2045 Fund returned 12.06%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	12.06	10.37	9.99
Class C (with sales charge)	11.06	10.37	9.99
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSC-1025

Putnam Retirement Advantage 2045 Fund
Class R [PAFZX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$63	0.59%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2045 Fund returned 12.41%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	12.41	10.76	10.38
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR-1025

Putnam Retirement Advantage 2045 Fund
Class R3 [PAGQX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$36	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2045 Fund returned 12.69%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	12.69	11.03	10.65
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR3-1025

Putnam Retirement Advantage 2045 Fund
Class R4 [PAGUX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$10	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2045 Fund returned 12.99%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	12.99	11.30	10.91
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR4-1025

Putnam Retirement Advantage 2045 Fund
Class R5 [PAGWX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(6)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2045 Fund returned 13.18%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	13.18	11.47	11.08
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR5-1025

Putnam Retirement Advantage 2045 Fund
Class R6 [PAFMX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(17)	-0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2045 Fund returned 13.29%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	13.29	11.58	11.20
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR6-1025

Putnam Retirement Advantage 2045 Fund
Class Y [PAFJX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(6)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2045 Fund returned 13.13%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	13.13	11.46	11.08
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSY-1025

Putnam Retirement Advantage 2050 Fund
Class A [PAEZX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$19	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2050 Fund returned 13.57%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	13.57	11.86	11.49
Class A (with sales charge)	7.04	10.54	10.34
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSA-1025

Putnam Retirement Advantage 2050 Fund
Class C [PAENX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$99	0.93%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2050 Fund returned 12.66%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	12.66	11.02	10.66
Class C (with sales charge)	11.66	11.02	10.66
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSC-1025

Putnam Retirement Advantage 2050 Fund
Class R [PAEQX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$62	0.58%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2050 Fund returned 13.12%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	13.12	11.41	11.05
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR-1025

Putnam Retirement Advantage 2050 Fund
Class R3 [PAGZX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$35	0.33%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2050 Fund returned 13.37%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	13.37	11.68	11.32
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR3-1025

Putnam Retirement Advantage 2050 Fund
Class R4 [PAHAX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$9	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2050 Fund returned 13.68%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	13.68	11.96	11.59
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR4-1025

Putnam Retirement Advantage 2050 Fund
Class R5 [PAHDX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(7)	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2050 Fund returned 13.77%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	13.77	12.12	11.74
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR5-1025

Putnam Retirement Advantage 2050 Fund
Class R6 [PAEKX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(18)	-0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2050 Fund returned 13.89%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	13.89	12.23	11.86
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR6-1025

Putnam Retirement Advantage 2050 Fund
Class Y [PHPDX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(7)	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2050 Fund returned 13.77%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	13.77	12.12	11.74
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSY-1025

Putnam Retirement Advantage 2055 Fund
Class A [PADYX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$20	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2055 Fund returned 14.17%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	14.17	12.50	12.11
Class A (with sales charge)	7.61	11.17	10.95
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSA-1025

Putnam Retirement Advantage 2055 Fund
Class C [PACWX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$100	0.94%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2055 Fund returned 13.26%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	13.26	11.67	11.29
Class C (with sales charge)	12.26	11.67	11.29
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSC-1025

Putnam Retirement Advantage 2055 Fund
Class R [PACSX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$63	0.59%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2055 Fund returned 13.67%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	13.67	12.05	11.66
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR-1025

Putnam Retirement Advantage 2055 Fund
Class R3 [PAHEX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$36	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2055 Fund returned 14.01%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	14.01	12.33	11.95
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR3-1025

Putnam Retirement Advantage 2055 Fund
Class R4 [PAHFX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$10	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2055 Fund returned 14.28%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	14.28	12.61	12.21
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR4-1025

Putnam Retirement Advantage 2055 Fund
Class R5 [PAHGX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$6)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2055 Fund returned 14.40%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	14.40	12.77	12.37
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR5-1025

Putnam Retirement Advantage 2055 Fund
Class R6 [PACJX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(17)	-0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2055 Fund returned 14.51%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	14.51	12.88	12.49
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR6-1025

Putnam Retirement Advantage 2055 Fund
Class Y [PAAWX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(6)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2055 Fund returned 14.41%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	14.41	12.77	12.38
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSY-1025

Putnam Retirement Advantage 2060 Fund
Class A [PAAVX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$21	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2060 Fund returned 14.71%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	14.71	13.04	12.65
Class A (with sales charge)	8.11	11.71	11.48
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSA-1025

Putnam Retirement Advantage 2060 Fund
Class C [PAAPX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$102	0.95%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2060 Fund returned 13.87%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	13.87	12.20	11.81
Class C (with sales charge)	12.87	12.20	11.81
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSC-1025

Putnam Retirement Advantage 2060 Fund
Class R [PAAMX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$64	0.60%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2060 Fund returned 14.27%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	14.27	12.59	12.19
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR-1025

Putnam Retirement Advantage 2060 Fund
Class R3 [PAHJX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$38	0.35%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2060 Fund returned 14.55%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	14.55	12.87	12.47
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR3-1025

Putnam Retirement Advantage 2060 Fund
Class R4 [PAHKX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$11	0.10%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2060 Fund returned 14.85%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	14.85	13.14	12.73
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR4-1025

Putnam Retirement Advantage 2060 Fund
Class R5 [PAHLX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(5)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2060 Fund returned 14.99%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	14.99	13.31	12.90
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR5-1025

Putnam Retirement Advantage 2060 Fund
Class R6 [PAAKX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(16)	-0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2060 Fund returned 15.09%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	15.09	13.42	13.02
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR6-1025

Putnam Retirement Advantage 2060 Fund
Class Y [PAKJX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(5)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2060 Fund returned 14.97%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	14.97	13.31	12.90
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSY-1025

Putnam Retirement Advantage 2065 Fund
Class A [PCJZX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$19	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2065 Fund returned 15.14%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/29/2020 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class A	15.14	12.16
Class A (with sales charge)	8.52	10.74
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSA-1025

Putnam Retirement Advantage 2065 Fund
Class C [PCKBX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$101	0.94%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2065 Fund returned 14.29%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/29/2020 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class C	14.29	11.32
Class C (with sales charge)	13.29	11.32
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSC-1025

Putnam Retirement Advantage 2065 Fund
Class R [PCKFX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$63	0.59%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2065 Fund returned 14.69%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/29/2020 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R	14.69	11.71
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR-1025

Putnam Retirement Advantage 2065 Fund
Class R3 [PCKGX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$37	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2065 Fund returned 14.88%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 12/29/2020 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R3	14.88	11.99
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR3-1025

Putnam Retirement Advantage 2065 Fund
Class R4 [PCKHX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$10	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2065 Fund returned 15.29%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 12/29/2020 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R4	15.29	12.28
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR4-1025

Putnam Retirement Advantage 2065 Fund
Class R5 [PCKIX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(6)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2065 Fund returned 15.37%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/29/2020 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R5	15.37	12.44
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR5-1025

Putnam Retirement Advantage 2065 Fund
Class R6 [PCKJX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(18)	-0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2065 Fund returned 15.50%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/29/2020 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R6	15.50	12.54
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR6-1025

Putnam Retirement Advantage 2065 Fund
Class Y [PCKEX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(8)	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2065 Fund returned 15.47%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/29/2020 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class Y	15.47	12.45
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSY-1025

Putnam Retirement Advantage 2070 Fund
Class A [PAJFX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1,[2]	$20	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class A shares of Putnam Retirement Advantage 2070 Fund returned 4.00%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520_ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/1/2025 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class A	4.00
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83
Returns for less than one year have not been annualized.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
Putnam Retirement Advantage 2070 Fund	PAGE 2	47520_ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2070 Fund	PAGE 3	47520_ATSA-1025

Putnam Retirement Advantage 2070 Fund
Class C [PAJHX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1,[2]	$98	0.96%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class C shares of Putnam Retirement Advantage 2070 Fund returned 4.00%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520_ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/1/2025 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class C	4.00
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83
Returns for less than one year have not been annualized.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
Putnam Retirement Advantage 2070 Fund	PAGE 2	47520_ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2070 Fund	PAGE 3	47520_ATSC-1025

Putnam Retirement Advantage 2070 Fund
Class R [PAJIX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1,[2]	$63	0.62%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520_ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/1/2025 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83
Returns for less than one year have not been annualized.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
Putnam Retirement Advantage 2070 Fund	PAGE 2	47520_ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2070 Fund	PAGE 3	47520_ATSR-1025

Putnam Retirement Advantage 2070 Fund
Class R3 [PAJJX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R31,[2]	$40	0.39%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520_ATSR3-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 8/1/2025 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R3	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83
Returns for less than one year have not been annualized.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
Putnam Retirement Advantage 2070 Fund	PAGE 2	47520_ATSR3-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2070 Fund	PAGE 3	47520_ATSR3-1025

Putnam Retirement Advantage 2070 Fund
Class R4 [PAJKX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R41,[2]	$14	0.14%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520_ATSR4-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 8/1/2025 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R4	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83
Returns for less than one year have not been annualized.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
Putnam Retirement Advantage 2070 Fund	PAGE 2	47520_ATSR4-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2070 Fund	PAGE 3	47520_ATSR4-1025

Putnam Retirement Advantage 2070 Fund
Class R5 [PAJLX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R51,[2]	$(1)	-0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520_ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 8/1/2025 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R5	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83
Returns for less than one year have not been annualized.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
Putnam Retirement Advantage 2070 Fund	PAGE 2	47520_ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2070 Fund	PAGE 3	47520_ATSR5-1025

Putnam Retirement Advantage 2070 Fund
Class R6 [PAJMX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R61,[2]	$(11)	-0.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520_ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/1/2025 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R6	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83
Returns for less than one year have not been annualized.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
Putnam Retirement Advantage 2070 Fund	PAGE 2	47520_ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2070 Fund	PAGE 3	47520_ATSR6-1025

Putnam Retirement Advantage 2070 Fund
Class Y [PAJNX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1,[2]	$(1)	-0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class Y shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520_ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 8/1/2025 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class Y	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83
Returns for less than one year have not been annualized.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
Putnam Retirement Advantage 2070 Fund	PAGE 2	47520_ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2070 Fund	PAGE 3	47520_ATSY-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2024 and August 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $192,328 in August 31, 2024 and $188,984 in August 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2024 and $0 in August 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $65,914 in August 31, 2024 and $98,180 in August 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2024 and $0 in August 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,030,797 in August 31, 2024 and $489,647 in August 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam Retirement
Advantage Funds
Financial Statements and Other Important Information
Annual | August 31, 2025
Putnam Retirement Advantage Maturity Fund
Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2055 Fund
Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2070 Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 92
Notes to Financial Statements 106
Report of Independent Registered Public Accounting Firm 134
Tax Information 136
Changes In and Disagreements with Accountants 137
Results of Meeting(s) of Shareholders 137
Remuneration Paid to Directors, Officers and Others 137
Board Approval of Management and Subadvisory Agreements 137

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.62 $9.63 $9.50 $11.26 $10.49
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.47 0.38 0.14 0.03 (0.01)
Net realized and unrealized gains (losses) ........... 0.21 1.00 0.22 (1.31) 0.95
Total from investment operations .................... 0.68 1.38 0.36 (1.28) 0.94
Less distributions from:
Net investment income .......................... (0.46) (0.38) (0.14) (0.32) (0.16)
Net realized gains ............................. — (0.01) (0.09) (0.16) (0.01)
Total distributions ............................... (0.46) (0.39) (0.23) (0.48) (0.17)
Net asset value, end of year ....................... $10.84 $10.62 $9.63 $9.50 $11.26
Total return
d
................................... 6.62% 14.72% 3.83% (11.91)% 9.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.24% 1.51% 1.63% 1.61% 2.46%
Expenses net of waiver and payments by affiliates
e
...... 0.42% 0.41% 0.41% 0.57% 0.60%
Net investment income (loss)
c
...................... 4.44% 3.75% 1.51% 0.25% (0.06)%
Supplemental data
Net assets, end of year (000’s) ..................... $6,008 $718 $640 $441 $565
Portfolio turnover rate ............................ 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.44 $9.47 $9.37 $11.19 $10.49
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.39 0.30 0.06 (0.06) 0.05
Net realized and unrealized gains (losses) ........... 0.21 0.99 0.22 (1.29) 0.81
Total from investment operations .................... 0.60 1.29 0.28 (1.35) 0.86
Less distributions from:
Net investment income .......................... (0.38) (0.31) (0.09) (0.31) (0.15)
Net realized gains ............................. — (0.01) (0.09) (0.16) (0.01)
Total distributions ............................... (0.38) (0.32) (0.18) (0.47) (0.16)
Net asset value, end of year ....................... $10.66 $10.44 $9.47 $9.37 $11.19
Total return
d
................................... 5.88% 13.90% 3.06% (12.59)% 8.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.00% 2.26% 2.38% 2.36% 3.21%
Expenses net of waiver and payments by affiliates
e
...... 1.18% 1.16% 1.16% 1.32% 1.35%
Net investment income (loss)
c
...................... 3.67% 3.00% 0.63% (0.56)% 0.49%
Supplemental data
Net assets, end of year (000’s) ..................... $34 $11 $10 $9 $11
Portfolio turnover rate ............................ 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.52 $9.54 $9.43 $11.22 $10.49
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.42 0.33 0.09 (0.02) 0.09
Net realized and unrealized gains (losses) ........... 0.22 1.00 0.23 (1.29) 0.81
Total from investment operations .................... 0.64 1.33 0.32 (1.31) 0.90
Less distributions from:
Net investment income .......................... (0.42) (0.34) (0.12) (0.32) (0.16)
Net realized gains ............................. — (0.01) (0.09) (0.16) (0.01)
Total distributions ............................... (0.42) (0.35) (0.21) (0.48) (0.17)
Net asset value, end of year ....................... $10.74 $10.52 $9.54 $9.43 $11.22
Total return .................................... 6.22% 14.32% 3.37% (12.26)% 8.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.64% 1.91% 2.03% 2.01% 2.86%
Expenses net of waiver and payments by affiliates
d
...... 0.82% 0.81% 0.81% 0.97% 1.00%
Net investment income (loss)
c
...................... 4.03% 3.35% 0.98% (0.21)% 0.84%
Supplemental data
Net assets, end of year (000’s) ..................... $13 $11 $10 $10 $11
Portfolio turnover rate ............................ 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.58 $9.59 $9.47 $11.24 $10.49
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.45 0.36 0.12 —
d
0.12
Net realized and unrealized gains (losses) ........... 0.21 1.01 0.22 (1.29) 0.80
Total from investment operations .................... 0.66 1.37 0.34 (1.29) 0.92
Less distributions from:
Net investment income .......................... (0.44) (0.37) (0.13) (0.32) (0.16)
Net realized gains ............................. — (0.01) (0.09) (0.16) (0.01)
Total distributions ............................... (0.44) (0.38) (0.22) (0.48) (0.17)
Net asset value, end of year ....................... $10.80 $10.58 $9.59 $9.47 $11.24
Total return .................................... 6.47% 14.63% 3.63% (12.03)% 8.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.39% 1.66% 1.78% 1.76% 2.61%
Expenses net of waiver and payments by affiliates
e
...... 0.57% 0.56% 0.56% 0.72% 0.75%
Net investment income
c
........................... 4.29% 3.60% 1.23% 0.04% 1.09%
Supplemental data
Net assets, end of year (000’s) ..................... $11 $11 $10 $10 $11
Portfolio turnover rate ............................ 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.64 $9.64 $9.51 $11.26 $10.49
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.48 0.37 0.15 0.02 0.14
Net realized and unrealized gains (losses) ........... 0.21 1.03 0.22 (1.29) 0.80
Total from investment operations .................... 0.69 1.40 0.37 (1.27) 0.94
Less distributions from:
Net investment income .......................... (0.47) (0.39) (0.15) (0.32) (0.16)
Net realized gains ............................. — (0.01) (0.09) (0.16) (0.01)
Total distributions ............................... (0.47) (0.40) (0.24) (0.48) (0.17)
Net asset value, end of year ....................... $10.86 $10.64 $9.64 $9.51 $11.26
Total return .................................... 6.70% 14.92% 3.94% (11.81)% 9.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.14% 1.41% 1.53% 1.51% 2.36%
Expenses net of waiver and payments by affiliates
d
...... 0.32% 0.31% 0.31% 0.47% 0.50%
Net investment income
c
........................... 4.54% 3.72% 1.55% 0.18% 1.34%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $14 $29 $22 $11
Portfolio turnover rate ............................ 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.67 $9.67 $9.53 $11.28 $10.49
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.50 0.40 0.15 0.05 0.16
Net realized and unrealized gains (losses) ........... 0.21 1.02 0.24 (1.32) 0.81
Total from investment operations .................... 0.71 1.42 0.39 (1.27) 0.97
Less distributions from:
Net investment income .......................... (0.48) (0.41) (0.16) (0.32) (0.17)
Net realized gains ............................. — (0.01) (0.09) (0.16) (0.01)
Total distributions ............................... (0.48) (0.42) (0.25) (0.48) (0.18)
Net asset value, end of year ....................... $10.90 $10.67 $9.67 $9.53 $11.28
Total return .................................... 6.91% 15.04% 4.14% (11.77)% 9.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.99% 1.26% 1.38% 1.36% 2.21%
Expenses net of waiver and payments by affiliates
d
...... 0.17% 0.16% 0.16% 0.32% 0.35%
Net investment income
c
........................... 4.68% 4.00% 1.63% 0.44% 1.49%
Supplemental data
Net assets, end of year (000’s) ..................... $12 $11 $10 $10 $11
Portfolio turnover rate ............................ 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $9.69 $9.56 $11.29 $10.49
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.51 0.41 0.16 0.06 0.20
Net realized and unrealized gains (losses) ........... 0.23 1.02 0.23 (1.31) 0.78
Total from investment operations .................... 0.74 1.43 0.39 (1.25) 0.98
Less distributions from:
Net investment income .......................... (0.50) (0.42) (0.17) (0.32) (0.17)
Net realized gains ............................. — (0.01) (0.09) (0.16) (0.01)
Total distributions ............................... (0.50) (0.43) (0.26) (0.48) (0.18)
Net asset value, end of year ....................... $10.93 $10.69 $9.69 $9.56 $11.29
Total return .................................... 7.10% 15.14% 4.12% (11.57)% 9.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.89% 1.16% 1.28% 1.26% 2.11%
Expenses net of waiver and payments by affiliates
d
...... 0.07% 0.06% 0.06% 0.22% 0.25%
Net investment income
c
........................... 4.78% 4.10% 1.73% 0.58% 1.86%
Supplemental data
Net assets, end of year (000’s) ..................... $34,882 $15,790 $11,980 $12,192 $11,041
Portfolio turnover rate ............................ 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.67 $9.67 $9.53 $11.28 $10.49
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.50 0.40 0.16 0.05 0.16
Net realized and unrealized gains (losses) ........... 0.21 1.02 0.23 (1.32) 0.81
Total from investment operations .................... 0.71 1.42 0.39 (1.27) 0.97
Less distributions from:
Net investment income .......................... (0.48) (0.41) (0.16) (0.32) (0.17)
Net realized gains ............................. — (0.01) (0.09) (0.16) (0.01)
Total distributions ............................... (0.48) (0.42) (0.25) (0.48) (0.18)
Net asset value, end of year ....................... $10.90 $10.67 $9.67 $9.53 $11.28
Total return .................................... 6.90% 15.04% 4.14% (11.77)% 9.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.99% 1.26% 1.38% 1.36% 2.21%
Expenses net of waiver and payments by affiliates
d
...... 0.17% 0.16% 0.16% 0.32% 0.35%
Net investment income
c
........................... 4.68% 4.00% 1.63% 0.43% 1.49%
Supplemental data
Net assets, end of year (000’s) ..................... $35 $27 $24 $22 $11
Portfolio turnover rate ............................ 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage Maturity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 99.8%
Domestic Hybrid 93.9%
a
Putnam Multi-Asset Income Fund , Class P ................................ 3,482,041 $ 38,511,374
Liquidity Funds 5.9%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 2,407,489 2,407,489
Total Investments In Underlying Funds (Cost $ 39,533,746 ) .......................
40,918,863
a a a a
a
Total Investments (Cost $ 39,533,746 ) 99.8% ....................................
$40,918,863
Other Assets, less Liabilities 0.2% .............................................
91,404
Net Assets 100.0% ...........................................................
$41,010,267
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.82 $9.43 $9.53 $12.29 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.40 0.26 0.18 0.11 0.10
Net realized and unrealized gains (losses) ........... 0.41 1.43 0.38 (1.52) 1.77
Total from investment operations .................... 0.81 1.69 0.56 (1.41) 1.87
Less distributions from:
Net investment income .......................... (0.44) (0.22) (0.14) (0.57) (0.12)
Net realized gains ............................. (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ............................... (0.48) (0.30) (0.66) (1.35) (0.13)
Net asset value, end of year ....................... $11.15 $10.82 $9.43 $9.53 $12.29
Total return
d
................................... 7.84% 18.22% 6.36% (12.89)% 17.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.45% 1.65% 1.64% 2.38%
Expenses net of waiver and payments by affiliates
e
...... 0.27% 0.26% 0.25% 0.28% 0.28%
Net investment income
c
........................... 3.72% 2.58% 1.90% 1.07% 0.83%
Supplemental data
Net assets, end of year (000’s) ..................... $5,352 $1,834 $951 $513 $195
Portfolio turnover rate ............................ 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.70 $9.34 $9.45 $12.23 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.31 0.19 0.10 0.05 0.02
Net realized and unrealized gains (losses) ........... 0.42 1.41 0.39 (1.52) 1.76
Total from investment operations .................... 0.73 1.60 0.49 (1.47) 1.78
Less distributions from:
Net investment income .......................... (0.42) (0.16) (0.08) (0.53) (0.09)
Net realized gains ............................. (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ............................... (0.46) (0.24) (0.60) (1.31) (0.10)
Net asset value, end of year ....................... $10.97 $10.70 $9.34 $9.45 $12.23
Total return
d
................................... 7.01% 17.34% 5.58% (13.50)% 16.99%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.53% 2.20% 2.40% 2.39% 3.13%
Expenses net of waiver and payments by affiliates
e
...... 1.03% 1.01% 1.00% 1.03% 1.03%
Net investment income
c
........................... 2.96% 1.91% 1.11% 0.49% 0.16%
Supplemental data
Net assets, end of year (000’s) ..................... $108 $87 $115 $57 $27
Portfolio turnover rate ............................ 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.84 $9.44 $9.53 $12.26 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.36 0.22 0.14 0.10 0.08
Net realized and unrealized gains (losses) ........... 0.41 1.43 0.38 (1.55) 1.74
Total from investment operations .................... 0.77 1.65 0.52 (1.45) 1.82
Less distributions from:
Net investment income .......................... (0.39) (0.17) (0.09) (0.50) (0.10)
Net realized gains ............................. (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ............................... (0.43) (0.25) (0.61) (1.28) (0.11)
Net asset value, end of year ....................... $11.18 $10.84 $9.44 $9.53 $12.26
Total return .................................... 7.42% 17.75% 5.92% (13.20)% 17.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.85% 2.05% 2.04% 2.78%
Expenses net of waiver and payments by affiliates
d
...... 0.67%
e
0.66% 0.65% 0.68% 0.68%
Net investment income
c
........................... 3.31% 2.25% 1.50% 0.90% 0.71%
Supplemental data
Net assets, end of year (000’s) ..................... $13 $13 $11 $10 $12
Portfolio turnover rate ............................ 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.86 $9.46 $9.54 $12.28 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.38 0.25 0.16 0.12 0.11
Net realized and unrealized gains (losses) ........... 0.42 1.43 0.39 (1.55) 1.74
Total from investment operations .................... 0.80 1.68 0.55 (1.43) 1.85
Less distributions from:
Net investment income .......................... (0.42) (0.20) (0.11) (0.53) (0.11)
Net realized gains ............................. (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ............................... (0.46) (0.28) (0.63) (1.31) (0.12)
Net asset value, end of year ....................... $11.20 $10.86 $9.46 $9.54 $12.28
Total return .................................... 7.67% 17.99% 6.30% (13.03)% 17.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.41% 1.60% 1.80% 1.79% 2.53%
Expenses net of waiver and payments by affiliates
d
...... 0.42% 0.41% 0.40% 0.43% 0.43%
Net investment income
c
........................... 3.56% 2.50% 1.75% 1.15% 0.96%
Supplemental data
Net assets, end of year (000’s) ..................... $13 $13 $11 $10 $12
Portfolio turnover rate ............................ 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.97 $9.47 $9.56 $12.30 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.42 0.28 0.19 0.11 0.14
Net realized and unrealized gains (losses) ........... 0.43 1.43 0.38 (1.51) 1.74
Total from investment operations .................... 0.85 1.71 0.57 (1.40) 1.88
Less distributions from:
Net investment income .......................... (0.45) (0.13) (0.14) (0.56) (0.12)
Net realized gains ............................. (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ............................... (0.49) (0.21) (0.66) (1.34) (0.13)
Net asset value, end of year ....................... $11.33 $10.97 $9.47 $9.56 $12.30
Total return .................................... 8.05% 18.21% 6.54% (12.79)% 17.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.09% 1.35% 1.55% 1.54% 2.28%
Expenses net of waiver and payments by affiliates
d
...... 0.17% 0.16% 0.15% 0.18% 0.18%
Net investment income
c
........................... 3.81% 2.74% 2.02% 1.15% 1.21%
Supplemental data
Net assets, end of year (000’s) ..................... $21 $19 $15 $101 $12
Portfolio turnover rate ............................ 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.89 $9.48 $9.57 $12.31 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.43 0.29 0.20 0.17 0.15
Net realized and unrealized gains (losses) ........... 0.42 1.43 0.38 (1.55) 1.74
Total from investment operations .................... 0.85 1.72 0.58 (1.38) 1.89
Less distributions from:
Net investment income .......................... (0.46) (0.23) (0.15) (0.58) (0.12)
Net realized gains ............................. (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ............................... (0.50) (0.31) (0.67) (1.36) (0.13)
Net asset value, end of year ....................... $11.24 $10.89 $9.48 $9.57 $12.31
Total return .................................... 8.17% 18.51% 6.64% (12.64)% 18.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 1.20% 1.40% 1.39% 2.13%
Expenses net of waiver and payments by affiliates
d
...... 0.02% 0.01% —%
e
0.03% 0.03%
Net investment income
c
........................... 3.96% 2.89% 2.15% 1.55% 1.36%
Supplemental data
Net assets, end of year (000’s) ..................... $13 $13 $11 $10 $12
Portfolio turnover rate ............................ 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Rounds to less than 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.89 $9.49 $9.57 $12.31 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.44 0.30 0.21 0.16 0.16
Net realized and unrealized gains (losses) ........... 0.42 1.42 0.39 (1.53) 1.74
Total from investment operations .................... 0.86 1.72 0.60 (1.37) 1.90
Less distributions from:
Net investment income .......................... (0.47) (0.24) (0.16) (0.59) (0.13)
Net realized gains ............................. (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ............................... (0.51) (0.32) (0.68) (1.37) (0.14)
Net asset value, end of year ....................... $11.24 $10.89 $9.49 $9.57 $12.31
Total return .................................... 8.28% 18.50% 6.86% (12.56)% 18.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.76% 1.10% 1.30% 1.29% 2.03%
Expenses net of waiver and payments by affiliates
d,e
..... (0.08)% (0.09)% (0.10)% (0.07)% (0.07)%
Net investment income
c
........................... 4.07% 2.96% 2.25% 1.49% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $32,590 $27,502 $13,477 $11,594 $11,404
Portfolio turnover rate ............................ 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.88 $9.48 $9.57 $12.31 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.43 0.29 0.20 0.17 0.15
Net realized and unrealized gains (losses) ........... 0.43 1.42 0.38 (1.55) 1.74
Total from investment operations .................... 0.86 1.71 0.58 (1.38) 1.89
Less distributions from:
Net investment income .......................... (0.47) (0.23) (0.15) (0.58) (0.12)
Net realized gains ............................. (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ............................... (0.51) (0.31) (0.67) (1.36) (0.13)
Net asset value, end of year ....................... $11.23 $10.88 $9.48 $9.57 $12.31
Total return .................................... 8.23% 18.41% 6.65% (12.64)% 18.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 1.20% 1.40% 1.39% 2.13%
Expenses net of waiver and payments by affiliates
d
...... 0.02% 0.01% —%
e
0.03% 0.03%
Net investment income
c
........................... 3.97% 2.76% 2.14% 1.54% 1.35%
Supplemental data
Net assets, end of year (000’s) ..................... $737 $838 $14 $12 $12
Portfolio turnover rate ............................ 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Rounds to less than 0.01%.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage 2030 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Hybrid 94.1%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 529,188 $ 9,070,283
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 1,843,102 20,642,745
a
Putnam Multi-Asset Income Fund , Class P ................................ 619,733 6,854,245
36,567,273
Liquidity Funds 5.9%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 2,279,591 2,279,591
Total Investments In Underlying Funds (Cost $ 37,851,812 ) .......................
38,846,864
a a a a
a
Total Investments (Cost $ 37,851,812 ) 100.0% ...................................
$38,846,864
Other Assets, less Liabilities (0.0) %
†
...........................................
(76)
Net Assets 100.0% ...........................................................
$38,846,788
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.24 $9.61 $9.54 $12.64 $10.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.37 0.21 0.14 0.12 0.05
Net realized and unrealized gains (losses) ........... 0.73 1.85 0.66 (1.61) 2.22
Total from investment operations .................... 1.10 2.06 0.80 (1.49) 2.27
Less distributions from:
Net investment income .......................... (0.64) (0.30) (0.04) (0.66) (0.10)
Net realized gains ............................. (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ............................... (0.69) (0.43) (0.73) (1.61) (0.19)
Net asset value, end of year ....................... $11.65 $11.24 $9.61 $9.54 $12.64
Total return
d
................................... 10.30% 22.10% 9.21% (13.69)% 21.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.09% 1.44% 1.59% 1.63% 2.30%
Expenses net of waiver and payments by affiliates
e
...... 0.26% 0.25% 0.22% 0.23% 0.22%
Net investment income
c
........................... 3.36% 2.00% 1.49% 1.16% 0.45%
Supplemental data
Net assets, end of year (000’s) ..................... $7,187 $3,518 $1,566 $720 $449
Portfolio turnover rate ............................ 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

174
a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.17 $9.55 $9.51 $12.58 $10.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.29 0.04 0.08 0.03 0.01
Net realized and unrealized gains (losses) ........... 0.71 1.93 0.65 (1.60) 2.17
Total from investment operations .................... 1.00 1.97 0.73 (1.57) 2.18
Less distributions from:
Net investment income .......................... (0.61) (0.22) — (0.55) (0.07)
Net realized gains ............................. (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ............................... (0.66) (0.35) (0.69) (1.50) (0.16)
Net asset value, end of year ....................... $11.51 $11.17 $9.55 $9.51 $12.58
Total return
d
................................... 9.43% 21.13% 8.45% (14.26)% 20.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.84% 2.19% 2.34% 2.38% 3.05%
Expenses net of waiver and payments by affiliates
e
...... 1.02% 1.00% 0.97% 0.98% 0.97%
Net investment income
c
........................... 2.61% 0.41% 0.87% 0.32% 0.12%
Supplemental data
Net assets, end of year (000’s) ..................... $22 $143 $11 $26 $12
Portfolio turnover rate ............................ 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.24 $9.60 $9.53 $12.61 $10.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.33 0.18 0.11 0.10 0.05
Net realized and unrealized gains (losses) ........... 0.72 1.85 0.65 (1.63) 2.17
Total from investment operations .................... 1.05 2.03 0.76 (1.53) 2.22
Less distributions from:
Net investment income .......................... (0.58) (0.26) — (0.60) (0.08)
Net realized gains ............................. (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ............................... (0.63) (0.39) (0.69) (1.55) (0.17)
Net asset value, end of year ....................... $11.66 $11.24 $9.60 $9.53 $12.61
Total return .................................... 9.80% 21.67% 8.75% (14.00)% 21.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.49% 1.84% 1.99% 2.03% 2.70%
Expenses net of waiver and payments by affiliates
d
...... 0.67% 0.65% 0.62% 0.63% 0.62%
Net investment income
c
........................... 2.96% 1.72% 1.19% 0.92% 0.47%
Supplemental data
Net assets, end of year (000’s) ..................... $14 $14 $11 $10 $12
Portfolio turnover rate ............................ 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report sv
a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.27 $9.63 $9.54 $12.63 $10.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.36 0.20 0.13 0.13 0.08
Net realized and unrealized gains (losses) ........... 0.71 1.85 0.67 (1.64) 2.17
Total from investment operations .................... 1.07 2.05 0.80 (1.51) 2.25
Less distributions from:
Net investment income .......................... (0.60) (0.28) (0.02) (0.63) (0.09)
Net realized gains ............................. (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ............................... (0.65) (0.41) (0.71) (1.58) (0.18)
Net asset value, end of year ....................... $11.69 $11.27 $9.63 $9.54 $12.63
Total return .................................... 10.04% 21.88% 9.15% (13.84)% 21.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.59% 1.74% 1.78% 2.45%
Expenses net of waiver and payments by affiliates
d
...... 0.41% 0.40% 0.37% 0.38% 0.37%
Net investment income
c
........................... 3.21% 1.97% 1.44% 1.17% 0.72%
Supplemental data
Net assets, end of year (000’s) ..................... $14 $14 $11 $10 $12
Portfolio turnover rate ............................ 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.27 $9.63 $9.56 $12.65 $10.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.39 0.22 0.15 0.13 0.11
Net realized and unrealized gains (losses) ........... 0.72 1.86 0.66 (1.61) 2.17
Total from investment operations .................... 1.11 2.08 0.81 (1.48) 2.28
Less distributions from:
Net investment income .......................... (0.63) (0.31) (0.05) (0.66) (0.10)
Net realized gains ............................. (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ............................... (0.68) (0.44) (0.74) (1.61) (0.19)
Net asset value, end of year ....................... $11.70 $11.27 $9.63 $9.56 $12.65
Total return .................................... 10.43% 22.20% 9.29% (13.59)% 21.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.99% 1.34% 1.49% 1.53% 2.20%
Expenses net of waiver and payments by affiliates
d
...... 0.16% 0.15% 0.12% 0.13% 0.12%
Net investment income
c
........................... 3.46% 2.16% 1.66% 1.23% 0.97%
Supplemental data
Net assets, end of year (000’s) ..................... $58 $49 $32 $21 $12
Portfolio turnover rate ............................ 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.30 $9.65 $9.57 $12.66 $10.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.40 0.24 0.17 0.17 0.13
Net realized and unrealized gains (losses) ........... 0.73 1.86 0.66 (1.64) 2.16
Total from investment operations .................... 1.13 2.10 0.83 (1.47) 2.29
Less distributions from:
Net investment income .......................... (0.65) (0.32) (0.06) (0.67) (0.10)
Net realized gains ............................. (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ............................... (0.70) (0.45) (0.75) (1.62) (0.19)
Net asset value, end of year ....................... $11.73 $11.30 $9.65 $9.57 $12.66
Total return .................................... 10.54% 22.39% 9.50% (13.44)% 21.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 1.19% 1.34% 1.38% 2.05%
Expenses net of waiver and payments by affiliates
d
...... 0.02% —%
e
(0.03)%
f
(0.02)%
f
(0.03)%
f
Net investment income
c
........................... 3.60% 2.37% 1.84% 1.57% 1.12%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $14 $12 $11 $12
Portfolio turnover rate ............................ 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.31 $9.66 $9.58 $12.67 $10.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.41 0.25 0.18 0.18 0.14
Net realized and unrealized gains (losses) ........... 0.73 1.86 0.66 (1.63) 2.17
Total from investment operations .................... 1.14 2.11 0.84 (1.45) 2.31
Less distributions from:
Net investment income .......................... (0.66) (0.33) (0.07) (0.69) (0.11)
Net realized gains ............................. (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ............................... (0.71) (0.46) (0.76) (1.64) (0.20)
Net asset value, end of year ....................... $11.74 $11.31 $9.66 $9.58 $12.67
Total return .................................... 10.65% 22.49% 9.61% (13.34)% 22.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.74% 1.09% 1.24% 1.28% 1.95%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.09)% (0.10)% (0.13)% (0.12)% (0.13)%
Net investment income
c
........................... 3.71% 2.45% 1.93% 1.68% 1.18%
Supplemental data
Net assets, end of year (000’s) ..................... $38,064 $23,724 $14,440 $12,199 $12,118
Portfolio turnover rate ............................ 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.30 $9.65 $9.57 $12.66 $10.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.40 0.23 0.17 0.17 0.12
Net realized and unrealized gains (losses) ........... 0.73 1.87 0.66 (1.63) 2.17
Total from investment operations .................... 1.13 2.10 0.83 (1.46) 2.29
Less distributions from:
Net investment income .......................... (0.65) (0.32) (0.06) (0.68) (0.10)
Net realized gains ............................. (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ............................... (0.70) (0.45) (0.75) (1.63) (0.19)
Net asset value, end of year ....................... $11.73 $11.30 $9.65 $9.57 $12.66
Total return .................................... 10.58% 22.39% 9.50% (13.43)% 21.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 1.19% 1.34% 1.38% 2.05%
Expenses net of waiver and payments by affiliates
d
...... 0.01% —%
e
(0.03)%
f
(0.02)%
f
(0.03)%
f
Net investment income
c
........................... 3.61% 2.21% 1.84% 1.57% 1.06%
Supplemental data
Net assets, end of year (000’s) ..................... $73 $49 $19 $18 $20
Portfolio turnover rate ............................ 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage 2035 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Hybrid 95.4%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 2,364,026 $ 40,519,404
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 120,823 1,353,220
a
Putnam Multi-Asset Income Fund , Class P ................................ 135,311 1,496,536
43,369,160
Liquidity Funds 4.6%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 2,071,459 2,071,459
Total Investments In Underlying Funds (Cost $ 43,599,370 ) .......................
45,440,619
a a a a
a
Total Investments (Cost $ 43,599,370 ) 100.0% ...................................
$45,440,619
Other Assets, less Liabilities 0.0%
†
............................................
6,043
Net Assets 100.0% ...........................................................
$45,446,662
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.42 $9.51 $9.66 $12.91 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.31 0.24 0.09 0.09 0.08
Net realized and unrealized gains (losses) ........... 0.97 2.00 0.83 (1.71) 2.47
Total from investment operations .................... 1.28 2.24 0.92 (1.62) 2.55
Less distributions from:
Net investment income .......................... (0.58) (0.25) (0.10) (0.67) (0.10)
Net realized gains ............................. (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ............................... (0.78) (0.33) (1.07) (1.63) (0.19)
Net asset value, end of year ....................... $11.92 $11.42 $9.51 $9.66 $12.91
Total return
d
................................... 11.89% 24.09% 10.90% (14.47)% 24.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.60% 1.97% 2.07% 2.91%
Expenses net of waiver and payments by affiliates
e
...... 0.22% 0.20% 0.18% 0.19% 0.18%
Net investment income
c
........................... 2.70% 2.35% 0.96% 0.83% 0.65%
Supplemental data
Net assets, end of year (000’s) ..................... $5,556 $1,161 $485 $171 $70
Portfolio turnover rate ............................ 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.38 $9.48 $9.62 $12.86 $10.55
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.22 0.11 0.02 0.07 (0.02)
Net realized and unrealized gains (losses) ........... 0.96 2.05 0.84 (1.77) 2.48
Total from investment operations .................... 1.18 2.16 0.86 (1.70) 2.46
Less distributions from:
Net investment income .......................... (0.53) (0.18) (0.03) (0.58) (0.06)
Net realized gains ............................. (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ............................... (0.73) (0.26) (1.00) (1.54) (0.15)
Net asset value, end of year ....................... $11.83 $11.38 $9.48 $9.62 $12.86
Total return
d
................................... 10.96% 23.14% 10.12% (15.12)% 23.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.90% 2.35% 2.72% 2.82% 3.66%
Expenses net of waiver and payments by affiliates
e
...... 0.97% 0.95% 0.93% 0.94% 0.93%
Net investment income (loss)
c
...................... 1.95% 1.10% 0.26% 0.60% (0.15)%
Supplemental data
Net assets, end of year (000’s) ..................... $53 $74 $26 $15 $14
Portfolio turnover rate ............................ 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.43 $9.50 $9.64 $12.89 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.26 0.19 0.07 0.12 0.03
Net realized and unrealized gains (losses) ........... 0.97 2.02 0.82 (1.79) 2.48
Total from investment operations .................... 1.23 2.21 0.89 (1.67) 2.51
Less distributions from:
Net investment income .......................... (0.52) (0.20) (0.06) (0.62) (0.08)
Net realized gains ............................. (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ............................... (0.72) (0.28) (1.03) (1.58) (0.17)
Net asset value, end of year ....................... $11.94 $11.43 $9.50 $9.64 $12.89
Total return .................................... 11.45% 23.65% 10.45% (14.87)% 24.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.55% 2.00% 2.37% 2.47% 3.31%
Expenses net of waiver and payments by affiliates
d
...... 0.62% 0.60% 0.58% 0.59% 0.58%
Net investment income
c
........................... 2.30% 1.88% 0.79% 1.10% 0.26%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $14 $12 $11 $12
Portfolio turnover rate ............................ 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.45 $9.52 $9.66 $12.90 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.29 0.22 0.10 0.15 0.06
Net realized and unrealized gains (losses) ........... 0.97 2.01 0.81 (1.78) 2.47
Total from investment operations .................... 1.26 2.23 0.91 (1.63) 2.53
Less distributions from:
Net investment income .......................... (0.55) (0.22) (0.08) (0.65) (0.09)
Net realized gains ............................. (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ............................... (0.75) (0.30) (1.05) (1.61) (0.18)
Net asset value, end of year ....................... $11.96 $11.45 $9.52 $9.66 $12.90
Total return .................................... 11.70% 23.88% 10.75% (14.56)% 24.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.30% 1.75% 2.12% 2.22% 3.06%
Expenses net of waiver and payments by affiliates
d
...... 0.37% 0.35% 0.33% 0.34% 0.33%
Net investment income
c
........................... 2.55% 2.13% 1.04% 1.35% 0.51%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $15 $12 $11 $12
Portfolio turnover rate ............................ 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.46 $9.52 $9.67 $12.93 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.32 0.24 0.11 0.09 0.09
Net realized and unrealized gains (losses) ........... 0.97 2.02 0.82 (1.71) 2.47
Total from investment operations .................... 1.29 2.26 0.93 (1.62) 2.56
Less distributions from:
Net investment income .......................... (0.58) (0.24) (0.11) (0.68) (0.09)
Net realized gains ............................. (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ............................... (0.78) (0.32) (1.08) (1.64) (0.18)
Net asset value, end of year ....................... $11.97 $11.46 $9.52 $9.67 $12.93
Total return .................................... 11.93% 24.30% 11.02% (14.46)% 24.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 1.50% 1.87% 1.97% 2.81%
Expenses net of waiver and payments by affiliates
d
...... 0.12% 0.10% 0.08% 0.09% 0.08%
Net investment income
c
........................... 2.80% 2.35% 1.23% 0.91% 0.75%
Supplemental data
Net assets, end of year (000’s) ..................... $76 $76 $58 $41 $12
Portfolio turnover rate ............................ 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.48 $9.54 $9.68 $12.94 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.33 0.26 0.13 0.19 0.11
Net realized and unrealized gains (losses) ........... 0.98 2.02 0.82 (1.79) 2.47
Total from investment operations .................... 1.31 2.28 0.95 (1.60) 2.58
Less distributions from:
Net investment income .......................... (0.60) (0.26) (0.12) (0.70) (0.10)
Net realized gains ............................. (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ............................... (0.80) (0.34) (1.09) (1.66) (0.19)
Net asset value, end of year ....................... $11.99 $11.48 $9.54 $9.68 $12.94
Total return .................................... 12.10% 24.40% 11.21% (14.32)% 24.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 1.35% 1.72% 1.82% 2.66%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.03)% (0.05)% (0.07)% (0.06)% (0.07)%
Net investment income
c
........................... 2.95% 2.53% 1.44% 1.75% 0.90%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $15 $12 $11 $12
Portfolio turnover rate ............................ 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.49 $9.55 $9.69 $12.95 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.35 0.26 0.14 0.21 0.11
Net realized and unrealized gains (losses) ........... 0.98 2.03 0.82 (1.80) 2.48
Total from investment operations .................... 1.33 2.29 0.96 (1.59) 2.59
Less distributions from:
Net investment income .......................... (0.61) (0.27) (0.13) (0.71) (0.10)
Net realized gains ............................. (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ............................... (0.81) (0.35) (1.10) (1.67) (0.19)
Net asset value, end of year ....................... $12.01 $11.49 $9.55 $9.69 $12.95
Total return .................................... 12.32% 24.48% 11.33% (14.21)% 24.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 1.25% 1.62% 1.72% 2.56%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.13)% (0.15)% (0.17)% (0.16)% (0.17)%
Net investment income
c
........................... 3.05% 2.54% 1.49% 1.92% 0.98%
Supplemental data
Net assets, end of year (000’s) ..................... $32,843 $22,074 $9,900 $6,909 $7,183
Portfolio turnover rate ............................ 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.48 $9.54 $9.68 $12.94 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.33 0.25 0.11 0.19 0.11
Net realized and unrealized gains (losses) ........... 0.97 2.03 0.84 (1.79) 2.47
Total from investment operations .................... 1.30 2.28 0.95 (1.60) 2.58
Less distributions from:
Net investment income .......................... (0.60) (0.26) (0.12) (0.70) (0.10)
Net realized gains ............................. (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ............................... (0.80) (0.34) (1.09) (1.66) (0.19)
Net asset value, end of year ....................... $11.98 $11.48 $9.54 $9.68 $12.94
Total return .................................... 12.08% 24.44% 11.21% (14.32)% 24.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 1.35% 1.72% 1.82% 2.66%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.03)% (0.05)% (0.07)% (0.06)% (0.07)%
Net investment income
c
........................... 2.95% 2.45% 1.18% 1.75% 0.90%
Supplemental data
Net assets, end of year (000’s) ..................... $82 $38 $28 $11 $12
Portfolio turnover rate ............................ 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage 2040 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Hybrid 96.6%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 1,110,879 $ 19,040,470
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 827,730 18,301,119
37,341,589
Liquidity Funds 3.4%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 1,300,177 1,300,177
Total Investments In Underlying Funds (Cost $ 37,255,955 ) .......................
38,641,766
a a a a
a
Total Investments (Cost $ 37,255,955 ) 100.0% ...................................
$38,641,766
Other Assets, less Liabilities 0.0%
†
............................................
13,747
Net Assets 100.0% ...........................................................
$38,655,513
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.85 $9.69 $9.68 $13.14 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.19 0.08 0.12 0.09
Net realized and unrealized gains (losses) ........... 1.24 2.23 0.96 (1.81) 2.64
Total from investment operations .................... 1.47 2.42 1.04 (1.69) 2.73
Less distributions from:
Net investment income .......................... (0.55) (0.26) (0.11) (0.70) (0.10)
Net realized gains ............................. (0.07) — (0.92) (1.07) (0.04)
Total distributions ............................... (0.62) (0.26) (1.03) (1.77) (0.14)
Net asset value, end of year ....................... $12.70 $11.85 $9.69 $9.68 $13.14
Total return
d
................................... 12.95% 25.39% 12.05% (15.04)% 26.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.33% 1.69% 1.94% 2.00% 2.79%
Expenses net of waiver and payments by affiliates
e
...... 0.19% 0.17% 0.15% 0.17% 0.17%
Net investment income
c
........................... 1.93% 1.78% 0.90% 1.14% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $3,309 $1,156 $549 $385 $204
Portfolio turnover rate ............................ 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.80 $9.66 $9.65 $13.09 $10.55
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.14 0.01 0.01 0.09 (0.05)
Net realized and unrealized gains (losses) ........... 1.24 2.33 0.95 (1.86) 2.69
Total from investment operations .................... 1.38 2.34 0.96 (1.77) 2.64
Less distributions from:
Net investment income .......................... (0.48) (0.20) (0.03) (0.60) (0.06)
Net realized gains ............................. (0.07) — (0.92) (1.07) (0.04)
Total distributions ............................... (0.55) (0.20) (0.95) (1.67) (0.10)
Net asset value, end of year ....................... $12.63 $11.80 $9.66 $9.65 $13.09
Total return
d
................................... 12.06% 24.51% 11.14% (15.63)% 25.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.08% 2.44% 2.69% 2.75% 3.54%
Expenses net of waiver and payments by affiliates
e
...... 0.94% 0.92% 0.90% 0.92% 0.92%
Net investment income (loss)
c
...................... 1.17% 0.13% 0.13% 0.77% (0.42)%
Supplemental data
Net assets, end of year (000’s) ..................... $38 $140 $28 $21 $24
Portfolio turnover rate ............................ 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.87 $9.69 $9.67 $13.12 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.18 0.05 0.05 0.13 0.03
Net realized and unrealized gains (losses) ........... 1.23 2.34 0.95 (1.87) 2.66
Total from investment operations .................... 1.41 2.39 1.00 (1.74) 2.69
Less distributions from:
Net investment income .......................... (0.54) (0.21) (0.06) (0.64) (0.08)
Net realized gains ............................. (0.07) — (0.92) (1.07) (0.04)
Total distributions ............................... (0.61) (0.21) (0.98) (1.71) (0.12)
Net asset value, end of year ....................... $12.67 $11.87 $9.69 $9.67 $13.12
Total return .................................... 12.41% 25.08% 11.59% (15.41)% 25.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.73% 2.09% 2.34% 2.40% 3.19%
Expenses net of waiver and payments by affiliates
d
...... 0.59% 0.57% 0.55% 0.57% 0.57%
Net investment income
c
........................... 1.52% 0.47% 0.54% 1.13% 0.22%
Supplemental data
Net assets, end of year (000’s) ..................... $172 $150 $12 $11 $13
Portfolio turnover rate ............................ 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.89 $9.71 $9.69 $13.14 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.21 0.23 0.07 0.15 0.06
Net realized and unrealized gains (losses) ........... 1.23 2.19 0.95 (1.86) 2.66
Total from investment operations .................... 1.44 2.42 1.02 (1.71) 2.72
Less distributions from:
Net investment income .......................... (0.52) (0.24) (0.08) (0.67) (0.09)
Net realized gains ............................. (0.07) — (0.92) (1.07) (0.04)
Total distributions ............................... (0.59) (0.24) (1.00) (1.74) (0.13)
Net asset value, end of year ....................... $12.74 $11.89 $9.71 $9.69 $13.14
Total return .................................... 12.69% 25.31% 11.88% (15.16)% 25.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.48% 1.84% 2.09% 2.15% 2.94%
Expenses net of waiver and payments by affiliates
d
...... 0.34% 0.32% 0.30% 0.32% 0.32%
Net investment income
c
........................... 1.78% 2.18% 0.79% 1.38% 0.47%
Supplemental data
Net assets, end of year (000’s) ..................... $16 $15 $12 $11 $13
Portfolio turnover rate ............................ 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.90 $9.71 $9.71 $13.16 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.24 0.26 0.11 0.05 0.09
Net realized and unrealized gains (losses) ........... 1.24 2.19 0.93 (1.73) 2.65
Total from investment operations .................... 1.48 2.45 1.04 (1.68) 2.74
Less distributions from:
Net investment income .......................... (0.55) (0.26) (0.12) (0.70) (0.09)
Net realized gains ............................. (0.07) — (0.92) (1.07) (0.04)
Total distributions ............................... (0.62) (0.26) (1.04) (1.77) (0.13)
Net asset value, end of year ....................... $12.76 $11.90 $9.71 $9.71 $13.16
Total return .................................... 12.99% 25.70% 12.05% (14.92)% 26.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.23% 1.59% 1.84% 1.90% 2.69%
Expenses net of waiver and payments by affiliates
d
...... 0.09% 0.07% 0.05% 0.07% 0.07%
Net investment income
c
........................... 2.02% 2.48% 1.21% 0.47% 0.72%
Supplemental data
Net assets, end of year (000’s) ..................... $80 $72 $74 $79 $13
Portfolio turnover rate ............................ 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.92 $9.73 $9.72 $13.17 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.26 0.27 0.11 0.20 0.10
Net realized and unrealized gains (losses) ........... 1.24 2.20 0.94 (1.86) 2.66
Total from investment operations .................... 1.50 2.47 1.05 (1.66) 2.76
Less distributions from:
Net investment income .......................... (0.57) (0.28) (0.12) (0.72) (0.10)
Net realized gains ............................. (0.07) — (0.92) (1.07) (0.04)
Total distributions ............................... (0.64) (0.28) (1.04) (1.79) (0.14)
Net asset value, end of year ....................... $12.78 $11.92 $9.73 $9.72 $13.17
Total return .................................... 13.18% 25.83% 12.23% (14.77)% 26.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.44% 1.69% 1.75% 2.54%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.06)% (0.08)% (0.10)% (0.08)% (0.08)%
Net investment income
c
........................... 2.18% 2.58% 1.19% 1.77% 0.87%
Supplemental data
Net assets, end of year (000’s) ..................... $16 $15 $12 $11 $13
Portfolio turnover rate ............................ 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.93 $9.73 $9.72 $13.18 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.27 0.28 0.12 0.21 0.11
Net realized and unrealized gains (losses) ........... 1.24 2.20 0.94 (1.86) 2.66
Total from investment operations .................... 1.51 2.48 1.06 (1.65) 2.77
Less distributions from:
Net investment income .......................... (0.58) (0.28) (0.13) (0.74) (0.10)
Net realized gains ............................. (0.07) — (0.92) (1.07) (0.04)
Total distributions ............................... (0.65) (0.28) (1.05) (1.81) (0.14)
Net asset value, end of year ....................... $12.79 $11.93 $9.73 $9.72 $13.18
Total return .................................... 13.29% 26.04% 12.36% (14.76)% 26.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.34% 1.59% 1.65% 2.44%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.16)% (0.18)% (0.20)% (0.18)% (0.18)%
Net investment income
c
........................... 2.27% 2.64% 1.31% 1.91% 0.95%
Supplemental data
Net assets, end of year (000’s) ..................... $23,008 $15,302 $9,338 $7,846 $7,504
Portfolio turnover rate ............................ 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.92 $9.73 $9.71 $13.17 $10.55
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.26 0.27 —
d
0.20 0.10
Net realized and unrealized gains (losses) ........... 1.23 2.20 1.06 (1.87) 2.66
Total from investment operations .................... 1.49 2.47 1.06 (1.67) 2.76
Less distributions from:
Net investment income .......................... (0.57) (0.28) (0.12) (0.72) (0.10)
Net realized gains ............................. (0.07) — (0.92) (1.07) (0.04)
Total distributions ............................... (0.64) (0.28) (1.04) (1.79) (0.14)
Net asset value, end of year ....................... $12.77 $11.92 $9.73 $9.71 $13.17
Total return .................................... 13.13% 25.87% 12.35% (14.85)% 26.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.44% 1.69% 1.75% 2.54%
Expenses net of waiver and payments by affiliates
e,f
..... (0.06)% (0.08)% (0.10)% (0.08)% (0.08)%
Net investment income
c
........................... 2.17% 2.54% 0.01% 1.77% 0.86%
Supplemental data
Net assets, end of year (000’s) ..................... $212 $143 $95 $11 $13
Portfolio turnover rate ............................ 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
f
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage 2045 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Hybrid 97.5%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 105,980 $ 1,816,496
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 1,101,056 24,344,356
26,160,852
Liquidity Funds 2.5%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 680,709 680,709
Total Investments In Underlying Funds (Cost $ 24,480,020 ) .......................
26,841,561
a a a a
a
Total Investments (Cost $ 24,480,020 ) 100.0% ...................................
$26,841,561
Other Assets, less Liabilities 0.0%
†
............................................
9,187
Net Assets 100.0% ...........................................................
$26,850,748
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.68 $9.70 $9.54 $13.23 $10.60
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.20 0.16 0.06 0.04 0.06
Net realized and unrealized gains (losses) ........... 1.31 2.33 1.04 (1.74) 2.80
Total from investment operations .................... 1.51 2.49 1.10 (1.70) 2.86
Less distributions from:
Net investment income .......................... (0.50) (0.26) (0.07) (0.73) (0.09)
Net realized gains ............................. (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ............................... (0.64) (0.51) (0.94) (1.99) (0.23)
Net asset value, end of year ....................... $12.55 $11.68 $9.70 $9.54 $13.23
Total return
d
................................... 13.57% 26.60% 12.96% (15.35)% 27.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 2.00% 2.58% 2.84% 4.17%
Expenses net of waiver and payments by affiliates
e
...... 0.18% 0.17% 0.15% 0.17% 0.17%
Net investment income
c
........................... 1.72% 1.51% 0.66% 0.38% 0.53%
Supplemental data
Net assets, end of year (000’s) ..................... $1,702 $780 $329 $160 $19
Portfolio turnover rate ............................ 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

174
a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.63 $9.67 $9.50 $13.17 $10.60
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.11 0.11 0.01 0.06 (0.01)
Net realized and unrealized gains (losses) ........... 1.30 2.29 1.03 (1.84) 2.79
Total from investment operations .................... 1.41 2.40 1.04 (1.78) 2.78
Less distributions from:
Net investment income .......................... (0.46) (0.19) — (0.63) (0.07)
Net realized gains ............................. (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ............................... (0.60) (0.44) (0.87) (1.89) (0.21)
Net asset value, end of year ....................... $12.44 $11.63 $9.67 $9.50 $13.17
Total return
d
................................... 12.66% 25.60% 12.17% (16.00)% 26.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.07% 2.75% 3.33% 3.59% 4.92%
Expenses net of waiver and payments by affiliates
e
...... 0.93% 0.92% 0.90% 0.92% 0.92%
Net investment income (loss)
c
...................... 0.97% 1.03% 0.13% 0.58% (0.12)%
Supplemental data
Net assets, end of year (000’s) ..................... $55 $25 $13 $11 $13
Portfolio turnover rate ............................ 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.69 $9.71 $9.52 $13.20 $10.60
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.15 0.16 0.05 0.10 0.03
Net realized and unrealized gains (losses) ........... 1.32 2.28 1.03 (1.85) 2.79
Total from investment operations .................... 1.47 2.44 1.08 (1.75) 2.82
Less distributions from:
Net investment income .......................... (0.45) (0.21) (0.02) (0.67) (0.08)
Net realized gains ............................. (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ............................... (0.59) (0.46) (0.89) (1.93) (0.22)
Net asset value, end of year ....................... $12.57 $11.69 $9.71 $9.52 $13.20
Total return .................................... 13.12% 26.00% 12.60% (15.74)% 26.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.72% 2.40% 2.98% 3.24% 4.57%
Expenses net of waiver and payments by affiliates
d
...... 0.58% 0.57% 0.55% 0.57% 0.57%
Net investment income
c
........................... 1.32% 1.50% 0.49% 0.93% 0.23%
Supplemental data
Net assets, end of year (000’s) ..................... $17 $15 $12 $11 $13
Portfolio turnover rate ............................ 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

sv
a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.71 $9.72 $9.54 $13.22 $10.60
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.18 0.18 0.07 0.13 0.06
Net realized and unrealized gains (losses) ........... 1.32 2.30 1.02 (1.85) 2.79
Total from investment operations .................... 1.50 2.48 1.09 (1.72) 2.85
Less distributions from:
Net investment income .......................... (0.48) (0.24) (0.04) (0.70) (0.09)
Net realized gains ............................. (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ............................... (0.62) (0.49) (0.91) (1.96) (0.23)
Net asset value, end of year ....................... $12.59 $11.71 $9.72 $9.54 $13.22
Total return .................................... 13.37% 26.37% 12.78% (15.49)% 27.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.47% 2.15% 2.73% 2.99% 4.32%
Expenses net of waiver and payments by affiliates
d
...... 0.33% 0.32% 0.30% 0.32% 0.32%
Net investment income
c
........................... 1.57% 1.75% 0.74% 1.18% 0.48%
Supplemental data
Net assets, end of year (000’s) ..................... $16 $15 $12 $11 $13
Portfolio turnover rate ............................ 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.72 $9.73 $9.55 $13.24 $10.60
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.21 0.19 0.08 0.10 0.09
Net realized and unrealized gains (losses) ........... 1.32 2.31 1.05 (1.80) 2.79
Total from investment operations .................... 1.53 2.50 1.13 (1.70) 2.88
Less distributions from:
Net investment income .......................... (0.51) (0.26) (0.08) (0.73) (0.10)
Net realized gains ............................. (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ............................... (0.65) (0.51) (0.95) (1.99) (0.24)
Net asset value, end of year ....................... $12.60 $11.72 $9.73 $9.55 $13.24
Total return .................................... 13.68% 26.67% 13.17% (15.34)% 27.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.22% 1.90% 2.48% 2.74% 4.07%
Expenses net of waiver and payments by affiliates
d
...... 0.08% 0.07% 0.05% 0.07% 0.07%
Net investment income
c
........................... 1.81% 1.83% 0.87% 0.94% 0.73%
Supplemental data
Net assets, end of year (000’s) ..................... $60 $71 $42 $28 $13
Portfolio turnover rate ............................ 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.75 $9.75 $9.56 $13.25 $10.60
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.23 0.11 0.17 0.10
Net realized and unrealized gains (losses) ........... 1.31 2.29 1.03 (1.85) 2.79
Total from investment operations .................... 1.54 2.52 1.14 (1.68) 2.89
Less distributions from:
Net investment income .......................... (0.52) (0.27) (0.08) (0.75) (0.10)
Net realized gains ............................. (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ............................... (0.66) (0.52) (0.95) (2.01) (0.24)
Net asset value, end of year ....................... $12.63 $11.75 $9.75 $9.56 $13.25
Total return .................................... 13.77% 26.87% 13.36% (15.19)% 27.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.07% 1.75% 2.33% 2.59% 3.92%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.07)% (0.08)% (0.10)% (0.08)% (0.08)%
Net investment income
c
........................... 1.97% 2.15% 1.14% 1.58% 0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $17 $16 $12 $11 $13
Portfolio turnover rate ............................ 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.76 $9.76 $9.57 $13.26 $10.60
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.22 0.11 0.19 0.11
Net realized and unrealized gains (losses) ........... 1.32 2.31 1.04 (1.86) 2.79
Total from investment operations .................... 1.56 2.53 1.15 (1.67) 2.90
Less distributions from:
Net investment income .......................... (0.54) (0.28) (0.09) (0.76) (0.10)
Net realized gains ............................. (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ............................... (0.68) (0.53) (0.96) (2.02) (0.24)
Net asset value, end of year ....................... $12.64 $11.76 $9.76 $9.57 $13.26
Total return .................................... 13.89% 26.95% 13.48% (15.08)% 27.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 1.65% 2.23% 2.49% 3.82%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.17)% (0.18)% (0.20)% (0.18)% (0.18)%
Net investment income
c
........................... 2.07% 2.03% 1.21% 1.73% 0.94%
Supplemental data
Net assets, end of year (000’s) ..................... $23,793 $16,361 $5,676 $4,165 $3,930
Portfolio turnover rate ............................ 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.75 $9.75 $9.56 $13.25 $10.60
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.23 0.11 0.17 0.10
Net realized and unrealized gains (losses) ........... 1.31 2.29 1.03 (1.85) 2.79
Total from investment operations .................... 1.54 2.52 1.14 (1.68) 2.89
Less distributions from:
Net investment income .......................... (0.53) (0.27) (0.08) (0.75) (0.10)
Net realized gains ............................. (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ............................... (0.67) (0.52) (0.95) (2.01) (0.24)
Net asset value, end of year ....................... $12.62 $11.75 $9.75 $9.56 $13.25
Total return .................................... 13.77% 26.86% 13.37% (15.19)% 27.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.07% 1.75% 2.33% 2.59% 3.92%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.07)% (0.08)% (0.10)% (0.08)% (0.08)%
Net investment income
c
........................... 1.97% 2.15% 1.14% 1.57% 0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $148 $17 $13 $12 $13
Portfolio turnover rate ............................ 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage 2050 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 99.9%
Domestic Hybrid 98.8%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 210,447 $ 3,428,178
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 998,839 22,084,327
25,512,505
Liquidity Funds 1.1%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 273,936 273,936
Total Investments In Underlying Funds (Cost $ 23,985,821 ) .......................
25,786,441
a a a a
a
Total Investments (Cost $ 23,985,821 ) 99.9% ....................................
$25,786,441
Other Assets, less Liabilities 0.1% .............................................
21,052
Net Assets 100.0% ...........................................................
$25,807,493
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.29 $10.09 $9.66 $13.43 $10.63
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.11 0.07 0.06 0.06
Net realized and unrealized gains (losses) ........... 1.46 2.56 1.19 (1.83) 2.96
Total from investment operations .................... 1.65 2.67 1.26 (1.77) 3.02
Less distributions from:
Net investment income .......................... (0.49) (0.22) (0.06) (0.75) (0.10)
Net realized gains ............................. (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ............................... (0.70) (0.47) (0.83) (2.00) (0.22)
Net asset value, end of year ....................... $13.24 $12.29 $10.09 $9.66 $13.43
Total return
d
................................... 14.17% 27.33% 14.28% (15.71)% 28.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.60% 2.48% 3.27% 3.71% 6.11%
Expenses net of waiver and payments by affiliates
e
...... 0.19% 0.18% 0.16% 0.17% 0.18%
Net investment income
c
........................... 1.50% 0.95% 0.69% 0.59% 0.53%
Supplemental data
Net assets, end of year (000’s) ..................... $2,533 $649 $261 $171 $37
Portfolio turnover rate ............................ 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.18 $10.03 $9.63 $13.37 $10.63
Income from investment operations
a
:
Net investment income (loss)
b,c
................... 0.09 (0.06) —
d
—
d
(0.01)
Net realized and unrealized gains (losses) ........... 1.45 2.64 1.17 (1.85) 2.94
Total from investment operations .................... 1.54 2.58 1.17 (1.85) 2.93
Less distributions from:
Net investment income .......................... (0.41) (0.18) —
d
(0.64) (0.07)
Net realized gains ............................. (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ............................... (0.62) (0.43) (0.77) (1.89) (0.19)
Net asset value, end of year ....................... $13.10 $12.18 $10.03 $9.63 $13.37
Total return
e
................................... 13.26% 26.51% 13.29% (16.28)% 27.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.35% 3.23% 4.02% 4.46% 6.86%
Expenses net of waiver and payments by affiliates
f
...... 0.94% 0.93% 0.91% 0.92% 0.93%
Net investment income (loss)
c
...................... 0.75% (0.50)% —% 0.03% (0.11)%
Supplemental data
Net assets, end of year (000’s) ..................... $108 $113 $15 $18 $13
Portfolio turnover rate ............................ 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.30 $10.09 $9.65 $13.40 $10.63
Income from investment operations
a
:
Net investment income
b,c
........................ 0.14 0.11 0.04 0.08 0.03
Net realized and unrealized gains (losses) ........... 1.46 2.53 1.17 (1.90) 2.94
Total from investment operations .................... 1.60 2.64 1.21 (1.82) 2.97
Less distributions from:
Net investment income .......................... (0.44) (0.18) —
d
(0.68) (0.08)
Net realized gains ............................. (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ............................... (0.65) (0.43) (0.77) (1.93) (0.20)
Net asset value, end of year ....................... $13.25 $12.30 $10.09 $9.65 $13.40
Total return .................................... 13.67% 26.91% 13.75% (16.02)% 28.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.00% 2.88% 3.67% 4.11% 6.51%
Expenses net of waiver and payments by affiliates
e
...... 0.59% 0.58% 0.56% 0.57% 0.58%
Net investment income
c
........................... 1.10% 0.99% 0.40% 0.71% 0.23%
Supplemental data
Net assets, end of year (000’s) ..................... $17 $16 $12 $11 $13
Portfolio turnover rate ............................ 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
b
Amount rounds to less than $0.01 per share.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests..

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.32 $10.11 $9.67 $13.42 $10.63
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.14 0.06 0.11 0.06
Net realized and unrealized gains (losses) ........... 1.47 2.52 1.18 (1.89) 2.94
Total from investment operations .................... 1.64 2.66 1.24 (1.78) 3.00
Less distributions from:
Net investment income .......................... (0.47) (0.20) (0.03) (0.72) (0.09)
Net realized gains ............................. (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ............................... (0.68) (0.45) (0.80) (1.97) (0.21)
Net asset value, end of year ....................... $13.28 $12.32 $10.11 $9.67 $13.42
Total return .................................... 14.01% 27.14% 14.04% (15.78)% 28.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.75% 2.63% 3.42% 3.86% 6.26%
Expenses net of waiver and payments by affiliates
d
...... 0.34% 0.33% 0.31% 0.32% 0.33%
Net investment income
c
........................... 1.35% 1.24% 0.65% 0.95% 0.48%
Supplemental data
Net assets, end of year (000’s) ..................... $17 $16 $12 $11 $13
Portfolio turnover rate ............................ 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests..

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.34 $10.12 $9.68 $13.44 $10.63
Income from investment operations
a
:
Net investment income
b,c
........................ 0.20 0.15 0.08 0.08 0.09
Net realized and unrealized gains (losses) ........... 1.47 2.54 1.19 (1.84) 2.94
Total from investment operations .................... 1.67 2.69 1.27 (1.76) 3.03
Less distributions from:
Net investment income .......................... (0.50) (0.22) (0.06) (0.75) (0.10)
Net realized gains ............................. (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ............................... (0.71) (0.47) (0.83) (2.00) (0.22)
Net asset value, end of year ....................... $13.30 $12.34 $10.12 $9.68 $13.44
Total return .................................... 14.28% 27.48% 14.39% (15.62)% 28.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.50% 2.38% 3.17% 3.61% 6.01%
Expenses net of waiver and payments by affiliates
d
...... 0.09% 0.08% 0.06% 0.07% 0.08%
Net investment income
c
........................... 1.60% 1.39% 0.86% 0.73% 0.73%
Supplemental data
Net assets, end of year (000’s) ..................... $47 $38 $26 $30 $13
Portfolio turnover rate ............................ 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.36 $10.13 $9.69 $13.45 $10.63
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.18 0.10 0.15 0.11
Net realized and unrealized gains (losses) ........... 1.47 2.54 1.18 (1.89) 2.93
Total from investment operations .................... 1.69 2.72 1.28 (1.74) 3.04
Less distributions from:
Net investment income .......................... (0.52) (0.24) (0.07) (0.77) (0.10)
Net realized gains ............................. (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ............................... (0.73) (0.49) (0.84) (2.02) (0.22)
Net asset value, end of year ....................... $13.32 $12.36 $10.13 $9.69 $13.45
Total return .................................... 14.40% 27.76% 14.51% (15.48)% 28.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 2.23% 3.02% 3.46% 5.86%
Expenses net of waiver and payments by affiliates
d,e
..... (0.06)% (0.07)% (0.09)% (0.08)% (0.07)%
Net investment income
c
........................... 1.75% 1.64% 1.05% 1.35% 0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $17 $16 $12 $11 $13
Portfolio turnover rate ............................ 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.37 $10.14 $9.70 $13.46 $10.63
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.18 0.12 0.15 0.11
Net realized and unrealized gains (losses) ........... 1.47 2.55 1.17 (1.88) 2.95
Total from investment operations .................... 1.70 2.73 1.29 (1.73) 3.06
Less distributions from:
Net investment income .......................... (0.53) (0.25) (0.08) (0.78) (0.11)
Net realized gains ............................. (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ............................... (0.74) (0.50) (0.85) (2.03) (0.23)
Net asset value, end of year ....................... $13.33 $12.37 $10.14 $9.70 $13.46
Total return .................................... 14.51% 27.84% 14.62% (15.37)% 29.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.25% 2.13% 2.92% 3.36% 5.76%
Expenses net of waiver and payments by affiliates
d,e
..... (0.16)% (0.17)% (0.19)% (0.18)% (0.17)%
Net investment income
c
........................... 1.85% 1.61% 1.26% 1.38% 0.91%
Supplemental data
Net assets, end of year (000’s) ..................... $14,743 $8,788 $3,551 $2,899 $2,274
Portfolio turnover rate ............................ 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.36 $10.13 $9.69 $13.45 $10.63
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.18 0.10 0.15 0.10
Net realized and unrealized gains (losses) ........... 1.47 2.54 1.18 (1.89) 2.94
Total from investment operations .................... 1.69 2.72 1.28 (1.74) 3.04
Less distributions from:
Net investment income .......................... (0.52) (0.24) (0.07) (0.77) (0.10)
Net realized gains ............................. (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ............................... (0.73) (0.49) (0.84) (2.02) (0.22)
Net asset value, end of year ....................... $13.32 $12.36 $10.13 $9.69 $13.45
Total return .................................... 14.41% 27.76% 14.51% (15.48)% 28.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 2.23% 3.02% 3.46% 5.86%
Expenses net of waiver and payments by affiliates
d,e
..... (0.06)% (0.07)% (0.09)% (0.08)% (0.07)%
Net investment income
c
........................... 1.75% 1.63% 1.04% 1.35% 0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $140 $18 $14 $11 $13
Portfolio turnover rate ............................ 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests..
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage 2055 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 99.9%
Domestic Hybrid 99.4%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 396,275 $ 6,455,324
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 500,594 11,068,141
17,523,465
Liquidity Funds 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 82,523 82,523
Total Investments In Underlying Funds (Cost $ 16,530,312 ) .......................
17,605,988
a a a a
a
Total Investments (Cost $ 16,530,312 ) 99.9% ....................................
$17,605,988
Other Assets, less Liabilities 0.1% .............................................
14,760
Net Assets 100.0% ...........................................................
$17,620,748
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.13 $10.25 $9.48 $13.66 $10.66
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.10 0.04 0.08 0.06
Net realized and unrealized gains (losses) ........... 1.55 2.62 1.31 (1.83) 3.07
Total from investment operations .................... 1.70 2.72 1.35 (1.75) 3.13
Less distributions from:
Net investment income .......................... (0.44) (0.18) (0.03) (0.75) (0.10)
Net realized gains ............................. (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ............................... (0.60) (0.84) (0.58) (2.43) (0.13)
Net asset value, end of year ....................... $13.23 $12.13 $10.25 $9.48 $13.66
Total return
d
................................... 14.71% 28.16% 15.26% (15.91)% 29.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.90% 3.22% 5.29% 7.94% 13.14%
Expenses net of waiver and payments by affiliates
e
...... 0.20% 0.19%
h
0.17%
h
0.18%
h
0.18%
h
Net investment income
c
........................... 1.23% 0.88% 0.42% 0.75% 0.50%
Supplemental data
Net assets, end of year (000’s) ..................... $2,238 $625 $372 $118 $71
Portfolio turnover rate ............................ 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.93 $10.15 $9.44 $13.59 $10.66
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.06 0.02 0.02 0.02 (0.01)
Net realized and unrealized gains (losses) ........... 1.53 2.58 1.24 (1.85) 3.04
Total from investment operations .................... 1.59 2.60 1.26 (1.83) 3.03
Less distributions from:
Net investment income .......................... (0.37) (0.16) — (0.64) (0.07)
Net realized gains ............................. (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ............................... (0.53) (0.82) (0.55) (2.32) (0.10)
Net asset value, end of year ....................... $12.99 $11.93 $10.15 $9.44 $13.59
Total return
d
................................... 13.87% 27.21% 14.32% (16.48)% 28.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.66% 3.97% 6.04% 8.69% 13.89%
Expenses net of waiver and payments by affiliates
e
...... 0.95% 0.94% 0.92% 0.93% 0.93%
Net investment income (loss)
c
...................... 0.48% 0.17% 0.16% 0.17% (0.11)%
Supplemental data
Net assets, end of year (000’s) ..................... $105 $71 $13 $11 $13
Portfolio turnover rate ............................ 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.09 $10.21 $9.46 $13.62 $10.66
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.10 0.06 0.05 0.06 0.03
Net realized and unrealized gains (losses) ........... 1.55 2.61 1.25 (1.85) 3.04
Total from investment operations .................... 1.65 2.67 1.30 (1.79) 3.07
Less distributions from:
Net investment income .......................... (0.40) (0.13) — (0.69) (0.08)
Net realized gains ............................. (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ............................... (0.56) (0.79) (0.55) (2.37) (0.11)
Net asset value, end of year ....................... $13.18 $12.09 $10.21 $9.46 $13.62
Total return .................................... 14.27% 27.70% 14.73% (16.22)% 29.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.31% 3.62% 5.69% 8.34% 13.54%
Expenses net of waiver and payments by affiliates
d
...... 0.60% 0.59% 0.57% 0.58% 0.58%
Net investment income
c
........................... 0.83% 0.55% 0.53% 0.53% 0.23%
Supplemental data
Net assets, end of year (000’s) ..................... $24 $16 $12 $11 $13
Portfolio turnover rate ............................ 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.14 $10.25 $9.48 $13.64 $10.66
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.13 0.09 0.07 0.09 0.06
Net realized and unrealized gains (losses) ........... 1.56 2.62 1.26 (1.85) 3.04
Total from investment operations .................... 1.69 2.71 1.33 (1.76) 3.10
Less distributions from:
Net investment income .......................... (0.44) (0.16) (0.01) (0.72) (0.09)
Net realized gains ............................. (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ............................... (0.60) (0.82) (0.56) (2.40) (0.12)
Net asset value, end of year ....................... $13.23 $12.14 $10.25 $9.48 $13.64
Total return .................................... 14.55% 27.98% 14.99% (15.97)% 29.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.06% 3.37% 5.44% 8.09% 13.29%
Expenses net of waiver and payments by affiliates
d
...... 0.35% 0.34% 0.32% 0.33% 0.33%
Net investment income
c
........................... 1.08% 0.80% 0.78% 0.78% 0.48%
Supplemental data
Net assets, end of year (000’s) ..................... $17 $16 $12 $11 $13
Portfolio turnover rate ............................ 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.15 $10.26 $9.49 $13.66 $10.66
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.17 0.11 0.08 0.09 0.09
Net realized and unrealized gains (losses) ........... 1.60 2.62 1.28 (1.83) 3.04
Total from investment operations .................... 1.77 2.73 1.36 (1.74) 3.13
Less distributions from:
Net investment income .......................... (0.12) (0.18) (0.04) (0.75) (0.10)
Net realized gains ............................. (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ............................... (0.28) (0.84) (0.59) (2.43) (0.13)
Net asset value, end of year ....................... $13.64 $12.15 $10.26 $9.49 $13.66
Total return .................................... 14.85% 28.26% 15.36% (15.81)% 29.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.81% 3.12% 5.19% 7.84% 13.04%
Expenses net of waiver and payments by affiliates
d
...... 0.10% 0.09% 0.07% 0.08% 0.08%
Net investment income
c
........................... 1.33% 0.99% 0.83% 0.80% 0.73%
Supplemental data
Net assets, end of year (000’s) ..................... $32 $24 $27 $20 $13
Portfolio turnover rate ............................ 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.18 $10.28 $9.50 $13.67 $10.66
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.13 0.11 0.13 0.11
Net realized and unrealized gains (losses) ........... 1.56 2.63 1.27 (1.85) 3.03
Total from investment operations .................... 1.74 2.76 1.38 (1.72) 3.14
Less distributions from:
Net investment income .......................... (0.45) (0.20) (0.05) (0.77) (0.10)
Net realized gains ............................. (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ............................... (0.61) (0.86) (0.60) (2.45) (0.13)
Net asset value, end of year ....................... $13.31 $12.18 $10.28 $9.50 $13.67
Total return .................................... 14.99% 28.48% 15.56% (15.67)% 29.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 2.97% 5.04% 7.69% 12.89%
Expenses net of waiver and payments by affiliates
d,e
..... (0.05)% (0.06)% (0.08)% (0.07)% (0.07)%
Net investment income
c
........................... 1.48% 1.20% 1.18% 1.18% 0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $18 $16 $13 $11 $13
Portfolio turnover rate ............................ 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver..

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.19 $10.28 $9.51 $13.68 $10.66
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.12 0.11 0.13 0.11
Net realized and unrealized gains (losses) ........... 1.56 2.66 1.27 (1.84) 3.05
Total from investment operations .................... 1.75 2.78 1.38 (1.71) 3.16
Less distributions from:
Net investment income .......................... (0.48) (0.21) (0.06) (0.78) (0.11)
Net realized gains ............................. (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ............................... (0.64) (0.87) (0.61) (2.46) (0.14)
Net asset value, end of year ....................... $13.30 $12.19 $10.28 $9.51 $13.68
Total return .................................... 15.09% 28.70% 15.57% (15.55)% 29.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.56% 2.87% 4.94% 7.59% 12.79%
Expenses net of waiver and payments by affiliates
d,e
..... (0.15)% (0.16)% (0.18)% (0.17)% (0.17)%
Net investment income
c
........................... 1.58% 1.13% 1.13% 1.16% 0.91%
Supplemental data
Net assets, end of year (000’s) ..................... $10,818 $6,620 $2,051 $1,050 $748
Portfolio turnover rate ............................ 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.18 $10.28 $9.51 $13.67 $10.66
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.18 0.13 0.11 0.13 0.11
Net realized and unrealized gains (losses) ........... 1.56 2.63 1.26 (1.84) 3.03
Total from investment operations .................... 1.74 2.76 1.37 (1.71) 3.14
Less distributions from:
Net investment income .......................... (0.47) (0.20) (0.05) (0.77) (0.10)
Net realized gains ............................. (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ............................... (0.63) (0.86) (0.60) (2.45) (0.13)
Net asset value, end of year ....................... $13.29 $12.18 $10.28 $9.51 $13.67
Total return .................................... 14.97% 28.49% 15.44% (15.58)% 29.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 2.97% 5.04% 7.69% 12.89%
Expenses net of waiver and payments by affiliates
d,e
..... (0.05)% (0.06)% (0.08)% (0.07)% (0.07)%
Net investment income
c
........................... 1.48% 1.21% 1.17% 1.18% 0.89%
Supplemental data
Net assets, end of year (000’s) ..................... $32 $24 $18 $14 $16
Portfolio turnover rate ............................ 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Hybrid 99.5%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 497,945 $ 8,111,516
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 231,056 5,108,645
13,220,161
Liquidity Funds 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 64,409 64,409
Total Investments In Underlying Funds (Cost $ 12,197,913 ) .......................
13,284,570
a a a a
a
Total Investments (Cost $ 12,197,913 ) 100.0% ...................................
$13,284,570
Other Assets, less Liabilities (0.0) %
†
...........................................
(789)
Net Assets 100.0% ...........................................................
$13,283,781
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31, Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.62 $10.36 $9.43 $11.88 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
.................... 0.13 0.05 0.03 0.08 (0.02)
Net realized and unrealized gains (losses) ........... 1.69 2.80 1.36 (1.86) 1.90
Total from investment operations .................... 1.82 2.85 1.39 (1.78) 1.88
Less distributions from:
Net investment income .......................... (0.44) (0.14) (0.02) (0.67) —
Net realized gains ............................. (0.26) (0.45) (0.44) — —
Total distributions ............................... (0.70) (0.59) (0.46) (0.67) —
Net asset value, end of year ....................... $13.74 $12.62 $10.36 $9.43 $11.88
Total return
e
................................... 15.14% 28.63% 15.57% (15.94)% 18.80%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 5.83% 11.66% 28.68% 70.55% 99.45%
Expenses net of waiver and payments by affiliates
g
...... 0.18% 0.20% 0.18% 0.18% 0.12%
Net investment income (loss)
c
...................... 1.02% 0.47% 0.32% 0.79% (0.12)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,004 $645 $234 $42 $21
Portfolio turnover rate ............................ 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.45 $10.26 $9.40 $11.82 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
.................... 0.03 (0.02) —
e
0.01 (0.07)
Net realized and unrealized gains (losses) ........... 1.67 2.76 1.30 (1.86) 1.89
Total from investment operations .................... 1.70 2.74 1.30 (1.85) 1.82
Less distributions from:
Net investment income .......................... (0.37) (0.10) — (0.57) —
Net realized gains ............................. (0.26) (0.45) (0.44) — —
Total distributions ............................... (0.63) (0.55) (0.44) (0.57) —
Net asset value, end of year ....................... $13.52 $12.45 $10.26 $9.40 $11.82
Total return
f
.................................... 14.29% 27.72% 14.54% (16.50)% 18.20%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 6.59% 12.41% 29.43% 71.30% 99.96%
Expenses net of waiver and payments by affiliates
h
...... 0.94% 0.95% 0.93% 0.93% 0.63%
Net investment income (loss)
c
...................... 0.27% (0.18)% (0.03)% 0.06% (0.63)%
Supplemental data
Net assets, end of year (000’s) ..................... $84 $67 $32 $12 $12
Portfolio turnover rate ............................ 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31, Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.57 $10.33 $9.42 $11.85 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
.................... 0.08 0.04 0.04 0.05 (0.04)
Net realized and unrealized gains (losses) ........... 1.68 2.76 1.31 (1.87) 1.89
Total from investment operations .................... 1.76 2.80 1.35 (1.82) 1.85
Less distributions from:
Net investment income .......................... (0.39) (0.11) — (0.61) —
Net realized gains ............................. (0.26) (0.45) (0.44) — —
Total distributions ............................... (0.65) (0.56) (0.44) (0.61) —
Net asset value, end of year ....................... $13.68 $12.57 $10.33 $9.42 $11.85
Total return
e
................................... 14.69% 28.10% 15.06% (16.26)% 18.50%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 6.24% 12.06% 29.08% 70.95% 99.72%
Expenses net of waiver and payments by affiliates
g
...... 0.59% 0.60% 0.58% 0.58% 0.39%
Net investment income (loss)
c
...................... 0.62% 0.38% 0.41% 0.47% (0.39)%
Supplemental data
Net assets, end of year (000’s) ..................... $23 $19 $11 $10 $12
Portfolio turnover rate ............................ 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.66 $10.38 $9.44 $11.87 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
.................... 0.03 0.07 0.06 0.08 (0.02)
Net realized and unrealized gains (losses) ........... 1.77 2.78 1.32 (1.87) 1.89
Total from investment operations .................... 1.80 2.85 1.38 (1.79) 1.87
Less distributions from:
Net investment income .......................... (0.42) (0.12) —
e
(0.64) —
Net realized gains ............................. (0.26) (0.45) (0.44) — —
Total distributions ............................... (0.68) (0.57) (0.44) (0.64) —
Net asset value, end of year ....................... $13.78 $12.66 $10.38 $9.44 $11.87
Total return
f
.................................... 14.88% 28.47% 15.37% (16.03)% 18.70%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 5.99% 11.81% 28.83% 70.70% 99.55%
Expenses net of waiver and payments by affiliates
h
...... 0.34% 0.35% 0.33% 0.33% 0.22%
Net investment income (loss)
c
...................... 1.29% 0.59% 0.66% 0.72% (0.22)%
Supplemental data
Net assets, end of year (000’s) ..................... $16 $15 $11 $10 $12
Portfolio turnover rate ............................ 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31, Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.66 $10.38 $9.46 $11.89 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
.................... 0.14 0.09 0.08 0.06 (0.01)
Net realized and unrealized gains (losses) ........... 1.70 2.79 1.32 (1.82) 1.90
Total from investment operations .................... 1.84 2.88 1.40 (1.76) 1.89
Less distributions from:
Net investment income .......................... (0.44) (0.15) (0.04) (0.67) —
Net realized gains ............................. (0.26) (0.45) (0.44) — —
Total distributions ............................... (0.70) (0.60) (0.48) (0.67) —
Net asset value, end of year ....................... $13.80 $12.66 $10.38 $9.46 $11.89
Total return
e
................................... 15.29% 28.81% 15.55% (15.79)% 18.90%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 5.74% 11.56% 28.58% 70.45% 99.39%
Expenses net of waiver and payments by affiliates
g
...... 0.09% 0.10% 0.08% 0.08% 0.06%
Net investment income (loss)
c
...................... 1.12% 0.81% 0.86% 0.54% (0.06)%
Supplemental data
Net assets, end of year (000’s) ..................... $85 $75 $57 $34 $12
Portfolio turnover rate ............................ 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.70 $10.40 $9.47 $11.90 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.16 0.11 0.10 0.12 0.01
Net realized and unrealized gains (losses) ........... 1.70 2.80 1.31 (1.87) 1.89
Total from investment operations .................... 1.86 2.91 1.41 (1.75) 1.90
Less distributions from:
Net investment income .......................... (0.47) (0.16) (0.04) (0.68) —
Net realized gains ............................. (0.26) (0.45) (0.44) — —
Total distributions ............................... (0.73) (0.61) (0.48) (0.68) —
Net asset value, end of year ....................... $13.83 $12.70 $10.40 $9.47 $11.90
Total return
e
................................... 15.37% 29.08% 15.71% (15.66)% 19.00%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 5.58% 11.41% 28.43% 70.30% 99.29%
Expenses net of waiver and payments by affiliates
g,h
..... (0.06)% (0.05)% (0.07)% (0.07)% (0.04)%
Net investment income
c
........................... 1.27% 0.99% 1.06% 1.11% 0.04%
Supplemental data
Net assets, end of year (000’s) ..................... $17 $15 $12 $10 $12
Portfolio turnover rate ............................ 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
h
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31, Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.70 $10.40 $9.47 $11.91 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.17 0.12 0.08 0.06 0.01
Net realized and unrealized gains (losses) ........... 1.70 2.80 1.34 (1.80) 1.90
Total from investment operations .................... 1.87 2.92 1.42 (1.74) 1.91
Less distributions from:
Net investment income .......................... (0.48) (0.17) (0.05) (0.70) —
Net realized gains ............................. (0.26) (0.45) (0.44) — —
Total distributions ............................... (0.74) (0.62) (0.49) (0.70) —
Net asset value, end of year ....................... $13.83 $12.70 $10.40 $9.47 $11.91
Total return
e
................................... 15.50% 29.20% 15.83% (15.65)% 19.10%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 5.48% 11.31% 28.33% 70.20% 99.22%
Expenses net of waiver and payments by affiliates
g,h
..... (0.17)% (0.15)% (0.17)% (0.17)% (0.11)%
Net investment income
c
........................... 1.37% 1.05% 0.81% 0.60% 0.11%
Supplemental data
Net assets, end of year (000’s) ..................... $2,011 $275 $141 $36 $12
Portfolio turnover rate ............................ 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
h
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.69 $10.40 $9.46 $11.90 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.16 0.15 0.10 0.12 —
e
Net realized and unrealized gains (losses) ........... 1.71 2.75 1.32 (1.87) 1.90
Total from investment operations .................... 1.87 2.90 1.42 (1.75) 1.90
Less distributions from:
Net investment income .......................... (0.47) (0.16) (0.04) (0.69) —
Net realized gains ............................. (0.26) (0.45) (0.44) — —
Total distributions ............................... (0.73) (0.61) (0.48) (0.69) —
Net asset value, end of year ....................... $13.83 $12.69 $10.40 $9.46 $11.90
Total return
f
.................................... 15.47% 28.97% 15.83% (15.73)% 19.00%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 5.58% 11.41% 28.43% 70.30% 99.29%
Expenses net of waiver and payments by affiliates
h,i
...... (0.07)% (0.05)% (0.07)% (0.07)% (0.04)%
Net investment income
c
........................... 1.27% 1.37% 1.04% 1.11% 0.04%
Supplemental data
Net assets, end of year (000’s) ..................... $52 $17 $25 $22 $27
Portfolio turnover rate ............................ 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
i
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage 2065 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 100.1%
Domestic Hybrid 99.8%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 158,190 $ 2,576,919
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 31,963 706,700
3,283,619
Liquidity Funds 0.3%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 11,167 11,167
Total Investments In Underlying Funds (Cost $ 3,046,277 ) ........................
3,294,786
a a a a
a
Total Investments (Cost $ 3,046,277 ) 100.1% ....................................
$3,294,786
Other Assets, less Liabilities (0.1) % ...........................................
(2,944)
Net Assets 100.0% ...........................................................
$3,291,842
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
August 31,
2025
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment (loss)
c,d
............................................................................ (—)
e
Net realized and unrealized gains (losses) ............................................................. 0.40
Total from investment operations ...................................................................... 0.40
Net asset value, end of year ......................................................................... $10.40
Total return
f
...................................................................................... 4.00%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................................ 27.18%
Expenses net of waiver and payments by affiliates
h
........................................................ 0.20%
Net investment (loss)
d
.............................................................................. (0.24)%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $30
Portfolio turnover rate .............................................................................. —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable. Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
August 31,
2025
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment (loss)
c,d
............................................................................ (0.01)
Net realized and unrealized gains (losses) ............................................................. 0.41
Total from investment operations ...................................................................... 0.40
Net asset value, end of year ......................................................................... $10.40
Total return
e
..................................................................................... 4.00%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 28.16%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.96%
Net investment (loss)
d
.............................................................................. (0.92)%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $10
Portfolio turnover rate .............................................................................. —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
August 31,
2025
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment (loss)
c,d
............................................................................ (—)
e
Net realized and unrealized gains (losses) ............................................................. 0.41
Total from investment operations ...................................................................... 0.41
Net asset value, end of year ......................................................................... $10.41
Total return
f
...................................................................................... 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................................ 27.82%
Expenses net of waiver and payments by affiliates
h
........................................................ 0.62%
Net investment (loss)
d
.............................................................................. (0.58)%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $10
Portfolio turnover rate .............................................................................. —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
August 31,
2025
a
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment (loss)
c,d
............................................................................ (—)
e
Net realized and unrealized gains (losses) ............................................................. 0.41
Total from investment operations ...................................................................... 0.41
Net asset value, end of year ......................................................................... $10.41
Total return
f
...................................................................................... 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................................ 27.58%
Expenses net of waiver and payments by affiliates
h
........................................................ 0.39%
Net investment (loss)
d
.............................................................................. (0.35)%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $10
Portfolio turnover rate .............................................................................. —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
August 31,
2025
a
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment (loss)
c,d
............................................................................ (—)
e
Net realized and unrealized gains (losses) ............................................................. 0.41
Total from investment operations ...................................................................... 0.41
Net asset value, end of year ......................................................................... $10.41
Total return
f
...................................................................................... 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................................ 27.34%
Expenses net of waiver and payments by affiliates
h
........................................................ 0.14%
Net investment (loss)
d
.............................................................................. (0.11)%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $10
Portfolio turnover rate .............................................................................. —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
August 31,
2025
a
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... —
e
Net realized and unrealized gains (losses) ............................................................. 0.41
Total from investment operations ...................................................................... 0.41
Net asset value, end of year ......................................................................... $10.41
Total return
f
...................................................................................... 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................................ 27.19%
Expenses net of waiver and payments by affiliates
h
........................................................ (0.01)%
Net investment income
d
............................................................................. 0.05%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $10
Portfolio turnover rate .............................................................................. —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
August 31,
2025
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... —
e
Net realized and unrealized gains (losses) ............................................................. 0.41
Total from investment operations ...................................................................... 0.41
Net asset value, end of year ......................................................................... $10.41
Total return
f
...................................................................................... 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................................ 27.10%
Expenses net of waiver and payments by affiliates
h
........................................................ (0.11)%
Net investment income
d
............................................................................. 0.14%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $968
Portfolio turnover rate .............................................................................. —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
August 31,
2025
a
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... —
e
Net realized and unrealized gains (losses) ............................................................. 0.41
Total from investment operations ...................................................................... 0.41
Net asset value, end of year ......................................................................... $10.41
Total return
f
...................................................................................... 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................................ 27.19%
Expenses net of waiver and payments by affiliates
h
........................................................ (0.01)%
Net investment income
d
............................................................................. 0.05%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $10
Portfolio turnover rate .............................................................................. —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, August 31, 2025
Putnam Retirement Advantage 2070 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Hybrid 99.5%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 50,879 $ 828,824
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 10,262 226,890
1,055,714
Liquidity Funds 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 5,117 5,117
Total Investments In Underlying Funds (Cost $ 1,019,696 ) ........................
1,060,831
a a a a
a
Total Investments (Cost $ 1,019,696 ) 100.0% ....................................
$1,060,831
Other Assets, less Liabilities 0.0%
†
............................................
65
Net Assets 100.0% ...........................................................
$1,060,896
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f) ..... $39,533,746 $37,851,812 $43,599,370 $37,255,955
Value - Non-controlled affiliates (Note 3f) ..... 40,918,863 38,846,864 45,440,619 38,641,766
Cash ................................. 51,889 1,382 1,584 15,327
Receivables:
Investment securities sold ................ 5,266 734 392 8,062
Capital shares sold ..................... 32,422 7,841 28,244 19,237
Affiliates ............................. 134,456 50,600 54,404 21,178
Prepaid expenses ....................... 51,205 39,807 39,769 39,769
Total assets ....................... 41,194,101 38,947,228 45,565,012 38,745,339
Liabilities:
Payables:
Investment securities purchased ........... 31,419 14,713 24,440 30,239
Capital shares redeemed ................ 4,448 567 3,187 8,346
Management fees ...................... — 32,813 37,163 —
Distribution fees ....................... 1,538 1,254 1,564 1,716
Transfer agent fees ..................... 3,005 4,086 4,791 3,863
Reports to shareholders fees ............. 6,850 12,527 12,356 14,834
Professional fees ...................... 36,176 31,572 31,942 27,920
Reorganization expenses ................ 61,273 — — —
Accrued expenses and other liabilities ........ 39,125 2,908 2,907 2,908
Total liabilities ...................... 183,834 100,440 118,350 89,826
Net assets, at value .............. $41,010,267 $38,846,788 $45,446,662 $38,655,513
Net assets consist of:
Paid-in capital .......................... $39,542,120 $36,462,411 $41,505,242 $34,775,160
Total distributable earnings (losses) .......... 1,468,147 2,384,377 3,941,420 3,880,353
Net assets, at value .............. $41,010,267 $38,846,788 $45,446,662 $38,655,513

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Class A:
Net assets, at value .................... $6,007,919 $5,351,550 $7,187,321 $5,556,238
Shares outstanding ..................... 554,190 479,895 616,751 466,059
Net asset value per share
a,b
............... $10.84 $11.15 $11.65 $11.92
Maximum offering price per share (net asset
value per share ÷ 96.00%, 94.25%, 94.25% and
94.25%, respectively)
b
................... $11.29 $11.83 $12.36 $12.65
Class C:
Net assets, at value .................... $34,262 $107,798 $21,652 $52,957
Shares outstanding ..................... 3,214 9,831 1,881 4,476
Net asset value and maximum offering price per
share
a,b
.............................. $10.66 $10.97 $11.51 $11.83
Class R:
Net assets, at value .................... $12,941 $13,107 $14,307 $15,210
Shares outstanding ..................... 1,205 1,172 1,227 1,274
Net asset value and maximum offering price per
share
b
............................... $10.74 $11.18 $11.66 $11.94
Class R3:
Net assets, at value .................... $11,369 $13,238 $14,447 $15,208
Shares outstanding ..................... 1,053 1,182 1,235 1,272
Net asset value and maximum offering price per
share
b
............................... $10.80 $11.20 $11.69 $11.96
Class R4:
Net assets, at value .................... $15,129 $20,900 $57,928 $75,676
Shares outstanding ..................... 1,393 1,845 4,950 6,321
Net asset value and maximum offering price per
share
b
............................... $10.86 $11.33 $11.70 $11.97
Class R5:
Net assets, at value .................... $11,528 $13,450 $14,684 $15,452
Shares outstanding ..................... 1,058 1,197 1,251 1,288
Net asset value and maximum offering price per
share
b
............................... $10.90 $11.24 $11.73 $11.99
Class R6:
Net assets, at value .................... $34,881,999 $32,589,721 $38,063,745 $32,842,867
Shares outstanding ..................... 3,191,605 2,899,409 3,242,091 2,735,241
Net asset value and maximum offering price per
share
b
............................... $10.93 $11.24 $11.74 $12.01
Class Y:
Net assets, at value .................... $35,120 $737,024 $72,578 $81,905
Shares outstanding ..................... 3,221 65,653 6,189 6,836
Net asset value and maximum offering price per
share
b
............................... $10.90 $11.23 $11.73 $11.98
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Note 3f) ......... $— $— $— $7,366,901
Cost - Non-controlled affiliates (Note 3f) ..... 24,480,020 23,985,821 16,530,312 4,831,012
Value - Controlled affiliates (Note 3f) ........ — — — 8,111,516
Value - Non-controlled affiliates (Note 3f) ..... 26,841,561 25,786,441 17,605,988 5,173,054
Cash ................................. 3,241 739 — —
Receivables:
Investment securities sold ................ 251 315 28,522 11
Capital shares sold ..................... 13,647 11,782 14,925 6,852
Affiliates ............................. 48,556 41,741 44,898 29,652
Prepaid expenses ....................... 40,137 40,756 40,250 40,401
Total assets ....................... 26,947,393 25,881,774 17,734,583 13,361,486
Liabilities:
Payables:
Investment securities purchased ........... 26,031 12,059 14,926 6,792
Capital shares redeemed ................ 357 1 28,652 3,777
Management fees ...................... 18,921 17,591 — 1,951
Distribution fees ....................... 824 400 861 538
Transfer agent fees ..................... 2,691 2,094 1,862 1,381
Reports to shareholders fees ............. 15,593 16,266 16,159 19,983
Professional fees ...................... 29,320 22,962 20,483 18,981
Funds advanced by custodian .............. — — 27,984 21,395
Accrued expenses and other liabilities ........ 2,908 2,908 2,908 2,907
Total liabilities ...................... 96,645 74,281 113,835 77,705
Net assets, at value .............. $26,850,748 $25,807,493 $17,620,748 $13,283,781
Net assets consist of:
Paid-in capital .......................... $22,972,336 $22,551,879 $15,335,720 $11,382,866
Total distributable earnings (losses) .......... 3,878,412 3,255,614 2,285,028 1,900,915
Net assets, at value .............. $26,850,748 $25,807,493 $17,620,748 $13,283,781

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Class A:
Net assets, at value .................... $3,308,541 $1,701,731 $2,532,879 $2,238,131
Shares outstanding ..................... 260,511 135,630 191,271 169,184
Net asset value per share
a,b
............... $12.70 $12.55 $13.24 $13.23
Maximum offering price per share (net asset
value per share ÷ 94.25% )
b
............... $13.47 $13.32 $14.05 $14.04
Class C:
Net assets, at value .................... $38,444 $55,062 $107,828 $105,027
Shares outstanding ..................... 3,045 4,425 8,229 8,085
Net asset value and maximum offering price per
share
a,b
.............................. $12.63 $12.44 $13.10 $12.99
Class R:
Net assets, at value .................... $171,846 $17,069 $16,743 $23,999
Shares outstanding ..................... 13,561 1,358 1,264 1,821
Net asset value and maximum offering price per
share
b
............................... $12.67 $12.57 $13.25 $13.18
Class R3:
Net assets, at value .................... $16,040 $16,477 $16,912 $17,426
Shares outstanding ..................... 1,259 1,308 1,273 1,317
Net asset value and maximum offering price per
share
b
............................... $12.74 $12.59 $13.28 $13.23
Class R4:
Net assets, at value .................... $79,565 $59,618 $46,705 $31,624
Shares outstanding ..................... 6,235 4,732 3,512 2,318
Net asset value and maximum offering price per
share
b
............................... $12.76 $12.60 $13.30 $13.64
Class R5:
Net assets, at value .................... $16,298 $16,742 $17,183 $17,754
Shares outstanding ..................... 1,275 1,325 1,290 1,334
Net asset value and maximum offering price per
share
b
............................... $12.78 $12.63 $13.32 $13.31
Class R6:
Net assets, at value .................... $23,008,004 $23,792,551 $14,742,974 $10,817,849
Shares outstanding ..................... 1,798,731 1,882,027 1,105,717 813,399
Net asset value and maximum offering price per
share
b
............................... $12.79 $12.64 $13.33 $13.30
Class Y:
Net assets, at value .................... $212,010 $148,243 $139,524 $31,971
Shares outstanding ..................... 16,599 11,746 10,475 2,405
Net asset value and maximum offering price per
share
b
............................... $12.77 $12.62 $13.32 $13.29
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f) ....................................... $3,046,277 $1,019,696
Value - Non-controlled affiliates (Note 3f) ....................................... 3,294,786 1,060,831
Cash ................................................................... 5,829 —
Receivables:
Investment securities sold .................................................. 430 —
Capital shares sold ....................................................... 5,984 —
Affiliates ............................................................... 23,982 50,628
Prepaid expenses ......................................................... 13,703 —
Offering costs ............................................................ — 111,675
Total assets ......................................................... 3,344,714 1,223,134
Liabilities:
Payables:
Investment securities purchased ............................................. 6,089 —
Capital shares redeemed .................................................. 419 —
Distribution fees ......................................................... 343 16
Transfer agent fees ....................................................... 373 28
Reports to shareholders fees ............................................... 23,134 —
Professional fees ........................................................ 19,606 17,912
Trustees' fees and expenses ................................................ — 8
Offering costs ............................................................ — 120,954
Organization costs ......................................................... — 22,500
Accrued expenses and other liabilities .......................................... 2,908 820
Total liabilities ........................................................ 52,872 162,238
Net assets, at value ................................................ $3,291,842 $1,060,896
Net assets consist of:
Paid-in capital ............................................................ $2,859,287 $1,019,678
Total distributable earnings (losses) ............................................ 432,555 41,218
Net assets, at value ................................................ $3,291,842 $1,060,896

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Class A:
Net assets, at value ...................................................... $1,004,140 $30,110
Shares outstanding ....................................................... 73,099 2,896
Net asset value per share
a,b
................................................. $13.74 $10.40
Maximum offering price per share (net asset value per share ÷ 94.25% )
b
............... $14.58 $11.03
Class C:
Net assets, at value ...................................................... $83,892 $10,404
Shares outstanding ....................................................... 6,205 1,000
Net asset value and maximum offering price per share
a,b
........................... $13.52 $10.40
Class R:
Net assets, at value ...................................................... $22,599 $10,406
Shares outstanding ....................................................... 1,652 1,000
Net asset value and maximum offering price per share
b
............................ $13.68 $10.41
Class R3:
Net assets, at value ...................................................... $16,081 $10,408
Shares outstanding ....................................................... 1,167 1,000
Net asset value and maximum offering price per share
b
............................ $13.78 $10.41
Class R4:
Net assets, at value ...................................................... $85,323 $10,410
Shares outstanding ....................................................... 6,184 1,000
Net asset value and maximum offering price per share
b
............................ $13.80 $10.41
Class R5:
Net assets, at value ...................................................... $17,374 $10,412
Shares outstanding ....................................................... 1,256 1,000
Net asset value and maximum offering price per share
b
............................ $13.83 $10.41
Class R6:
Net assets, at value ...................................................... $2,010,602 $968,334
Shares outstanding ....................................................... 145,366 93,000
Net asset value and maximum offering price per share
b
............................ $13.83 $10.41
Class Y:
Net assets, at value ...................................................... $51,831 $10,412
Shares outstanding ....................................................... 3,749 1,000
Net asset value and maximum offering price per share
b
............................ $13.83 $10.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Operations
for the year ended August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) .......... $1,066,597 $1,449,697 $1,390,885 $946,886
Expenses:
Management fees (Note 3 a ) ................ 79,023 138,206 149,724 129,621
Distribution fees: (Note 3c )
    Class A ............................. 4,330 7,217 13,584 6,198
    Class C ............................. 152 2,116 1,586 1,506
    Class R ............................. 56 65 68 71
    Class R3 ............................ 28 32 34 36
Transfer agent fees: (Note 3e )
    Class A ............................. 2,143 3,619 6,823 3,105
    Class C ............................. 18 265 199 189
    Class R ............................. 31 36 38 40
    Class R3 ............................ 31 35 38 40
    Class R4 ............................ 40 54 148 192
    Class R5 ............................ 14 16 18 18
    Class R6 ............................ 5,016 8,149 8,192 7,424
    Class Y ............................. 36 943 82 104
Reports to shareholders fees ............... 15,424 16,133 16,063 16,756
Registration and filing fees ................. 66,483 67,989 67,230 67,630
Professional fees ........................ 164,490 32,921 33,391 29,204
Trustees' fees and expenses ............... 206 371 417 349
Reorganization expenses .................. 77,045 — — —
Other ................................. 7,200 7,166 7,113 7,141
Total expenses ...................... 421,766 285,333 304,748 269,624
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (399,853) (301,605) (316,682) (300,699)
Net expenses ...................... 21,913 (16,272) (11,934) (31,075)
Net investment income ............. 1,044,684 1,465,969 1,402,819 977,961
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3f) ......... 1,137,345 1,716,738 1,286,306 1,781,750
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) ......... — 1,220,593 2,745,806 2,452,238
Net realized gain (loss) ............... 1,137,345 2,937,331 4,032,112 4,233,988
Net change in unrealized appreciation
(depreciation) on:
Investments:
Non-controlled affiliates (Note 3f) ......... (447,815) (1,450,613) (1,226,741) (1,278,270)
Net realized and unrealized gain (loss) ......... 689,530 1,486,718 2,805,371 2,955,718
Net increase (decrease) in net assets resulting from
operations ............................... $1,734,214 $2,952,687 $4,208,190 $3,933,679

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the year ended August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Investment income:
Dividends:
Controlled affiliates (Note 3f) .............. $— $— $— $77,395
Non-controlled affiliates (Note 3f) .......... 471,827 414,370 239,889 69,383
Total investment income ................ 471,827 414,370 239,889 146,778
Expenses:
Management fees (Note 3 a ) ................ 91,510 91,674 61,015 45,184
Distribution fees: (Note 3c )
    Class A ............................. 4,202 2,691 2,931 2,675
    Class C ............................. 1,574 397 1,212 838
    Class R ............................. 799 76 78 97
    Class R3 ............................ 38 38 39 40
Transfer agent fees: (Note 3e )
    Class A ............................. 2,106 1,350 1,470 1,340
    Class C ............................. 197 50 152 105
    Class R ............................. 441 42 43 54
    Class R3 ............................ 41 42 43 45
    Class R4 ............................ 203 198 114 74
    Class R5 ............................ 19 20 20 21
    Class R6 ............................ 5,030 5,155 3,202 2,261
    Class Y ............................. 225 65 66 34
Reports to shareholders fees ............... 17,052 17,268 17,309 18,509
Registration and filing fees ................. 66,833 66,686 67,063 66,715
Professional fees ........................ 30,363 23,973 21,340 19,736
Trustees' fees and expenses ............... 243 221 160 113
Other ................................. 7,100 7,114 7,106 7,085
Total expenses ...................... 227,976 217,060 183,363 164,926
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (254,786) (248,996) (200,416) (175,396)
Net expenses ...................... (26,810) (31,936) (17,053) (10,470)
Net investment income ............. 498,637 446,306 256,942 157,248
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... — 1,719 13,230 8,334
Controlled affiliates (Note 3f) ............ — — — 498,728
Non-controlled affiliates (Note 3f) ......... 1,022,579 997,684 1,041,718 183,806
Capital gain distributions from Underlying Funds:
Controlled affiliates (Note 3f) ............ — — — 370,647
Non-controlled affiliates (Note 3f) ......... 1,551,381 1,530,942 947,661 245,338
Net realized gain (loss) ............... 2,573,960 2,530,345 2,002,609 1,306,853
Net change in unrealized appreciation
(depreciation) on:
Investments:
Controlled affiliates (Note 3f) ............ — — — 96,685
Non-controlled affiliates (Note 3f) ......... (59,966) 12,960 (184,700) 56,881
Net change in unrealized appreciation
(depreciation) ...................... (59,966) 12,960 (184,700) 153,566
Net realized and unrealized gain (loss) ......... 2,513,994 2,543,305 1,817,909 1,460,419
Net increase (decrease) in net assets resulting from
operations ............................... $3,012,631 $2,989,611 $2,074,851 $1,617,667

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the year ended August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
a
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................ $26,996 $18
Expenses:
Management fees (Note 3 a ) .................................................. 10,197 358
Distribution fees: (Note 3c )
    Class A ............................................................... 1,868 2
    Class C ............................................................... 861 8
    Class R ............................................................... 102 4
    Class R3 .............................................................. 37 2
Transfer agent fees: (Note 3e )
    Class A ............................................................... 937 1
    Class C ............................................................... 108 1
    Class R ............................................................... 56 2
    Class R3 .............................................................. 41 2
    Class R4 .............................................................. 212 2
    Class R5 .............................................................. 19 1
    Class R6 .............................................................. 313 18
    Class Y ............................................................... 42 1
Reports to shareholders fees ................................................. 18,399 742
Registration and filing fees ................................................... 66,870 —
Professional fees .......................................................... 19,670 17,912
Trustees' fees and expenses ................................................. 30 8
Organization costs ......................................................... — 22,500
Amortization of offering costs (Note 1 d ) ......................................... — 9,279
Other ................................................................... 7,065 78
Total expenses ........................................................ 126,827 50,921
Expenses waived/paid by affiliates (Note 3f and 3g) ............................. (126,488) (50,986)
Net expenses ........................................................ 339 (65)
Net investment income ............................................... 26,657 83
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3f) ........................................... 162,300 —
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) ........................................... 118,033 —
Net realized gain (loss) ................................................. 280,333 —
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3f) ........................................... 73,616 41,135
Net realized and unrealized gain (loss) ........................................... 353,949 41,135
Net increase (decrease) in net assets resulting from operations ......................... $380,606 $41,218
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Retirement Advantage Maturity Fund Putnam Retirement Advantage 2030 Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,044,684 $564,740 $1,465,969 $523,016
Net realized gain (loss) ............ 1,137,345 (397,245) 2,937,331 (291,147)
Net change in unrealized appreciation
(depreciation) ................. (447,815) 1,937,910 (1,450,613) 3,006,009
Net increase (decrease) in net
assets resulting from operations . 1,734,214 2,105,405 2,952,687 3,237,878
Distributions to shareholders:
Class A ........................ (84,568) (26,560) (86,597) (33,164)
Class C ........................ (494) (336) (10,372) (3,039)
Class R ........................ (446) (375) (508) (284)
Class R3 ....................... (468) (402) (541) (312)
Class R4 ....................... (650) (1,180) (850) (321)
Class R5 ....................... (513) (443) (600) (358)
Class R6 ....................... (949,718) (562,444) (1,511,257) (477,978)
Class Y ........................ (1,296) (1,065) (37,467) (479)
Total distributions to shareholders ..... (1,038,153) (592,805) (1,648,192) (515,935)
Capital share transactions: (Note 2 )
Class A ........................ 5,149,501 10,972 3,270,312 703,038
Class C ........................ 22,683 144 16,162 (41,920)
Class R ........................ 1,666 159 (67) 284
Class R3 ....................... 10 170 5 312
Class R4 ....................... 454 (18,066) 1,489 1,556
Class R5 ....................... 10 186 5 358
Class R6 ....................... 18,538,495 2,374,459 4,055,920 11,528,012
Class Y ........................ 6,984 810 (119,415) 799,550
Total capital share transactions ....... 23,719,803 2,368,834 7,224,411 12,991,190
Net increase (decrease) in net
assets ..................... 24,415,864 3,881,434 8,528,906 15,713,133
Net assets:
Beginning of year .................. 16,594,403 12,712,969 30,317,882 14,604,749
End of year ...................... $41,010,267 $16,594,403 $38,846,788 $30,317,882

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Retirement Advantage 2035 Fund Putnam Retirement Advantage 2040 Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,402,819 $438,241 $977,961 $348,442
Net realized gain (loss) ............ 4,032,112 (47,878) 4,233,988 148,443
Net change in unrealized appreciation
(depreciation) ................. (1,226,741) 3,501,725 (1,278,270) 2,682,338
Net increase (decrease) in net
assets resulting from operations . 4,208,190 3,892,088 3,933,679 3,179,223
Distributions to shareholders:
Class A ........................ (296,139) (82,446) (104,306) (30,509)
Class C ........................ (10,071) (412) (5,465) (741)
Class R ........................ (768) (454) (915) (335)
Class R3 ....................... (807) (484) (957) (366)
Class R4 ....................... (3,226) (1,536) (4,376) (1,963)
Class R5 ....................... (871) (532) (1,025) (414)
Class R6 ....................... (1,972,814) (638,262) (2,100,056) (378,406)
Class Y ........................ (3,007) (890) (6,116) (990)
Total distributions to shareholders ..... (2,287,703) (725,016) (2,223,216) (413,724)
Capital share transactions: (Note 2 )
Class A ........................ 3,337,827 1,603,209 4,065,715 491,688
Class C ........................ (124,973) 125,939 (34,781) 40,617
Class R ........................ 5 454 164 335
Class R3 ....................... 5 484 14 366
Class R4 ....................... 7,073 10,641 (3,689) 5,146
Class R5 ....................... 5 532 14 414
Class R6 ....................... 12,761,095 6,489,357 9,410,030 9,625,887
Class Y ........................ 20,917 24,464 40,654 4,010
Total capital share transactions ....... 16,001,954 8,255,080 13,478,121 10,168,463
Net increase (decrease) in net
assets ..................... 17,922,441 11,422,152 15,188,584 12,933,962
Net assets:
Beginning of year .................. 27,524,221 16,102,069 23,466,929 10,532,967
End of year ...................... $45,446,662 $27,524,221 $38,655,513 $23,466,929

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Retirement Advantage 2045 Fund Putnam Retirement Advantage 2050 Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $498,637 $311,099 $446,306 $163,658
Net realized gain (loss) ............ 2,573,960 15,392 2,530,345 (18,514)
Net change in unrealized appreciation
(depreciation) ................. (59,966) 2,547,003 12,960 1,899,768
Net increase (decrease) in net
assets resulting from operations . 3,012,631 2,873,494 2,989,611 2,044,912
Distributions to shareholders:
Class A ........................ (62,630) (15,721) (50,317) (21,708)
Class C ........................ (7,318) (628) (1,913) (617)
Class R ........................ (7,971) (262) (761) (574)
Class R3 ....................... (746) (291) (803) (606)
Class R4 ....................... (3,705) (1,990) (4,174) (2,399)
Class R5 ....................... (814) (341) (874) (659)
Class R6 ....................... (995,616) (275,903) (1,106,055) (311,383)
Class Y ........................ (9,219) (2,715) (2,897) (716)
Total distributions to shareholders ..... (1,088,019) (297,851) (1,167,794) (338,662)
Capital share transactions: (Note 2 )
Class A ........................ 1,928,789 428,415 803,394 331,670
Class C ........................ (112,688) 94,515 26,873 8,648
Class R ........................ 10,629 133,718 753 574
Class R3 ....................... 10 291 6 606
Class R4 ....................... 2,275 (18,614) (15,258) 18,455
Class R5 ....................... 10 341 6 659
Class R6 ....................... 6,048,260 3,633,802 5,744,563 9,122,164
Class Y ........................ 55,363 25,158 125,842 716
Total capital share transactions ....... 7,932,648 4,297,626 6,686,179 9,483,492
Net increase (decrease) in net
assets ..................... 9,857,260 6,873,269 8,507,996 11,189,742
Net assets:
Beginning of year .................. 16,993,488 10,120,219 17,299,497 6,109,755
End of year ...................... $26,850,748 $16,993,488 $25,807,493 $17,299,497

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Retirement Advantage 2055 Fund Putnam Retirement Advantage 2060 Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $256,942 $82,987 $157,248 $40,632
Net realized gain (loss) ............ 2,002,609 24,318 1,306,853 44,491
Net change in unrealized appreciation
(depreciation) ................. (184,700) 1,293,213 153,566 909,276
Net increase (decrease) in net
assets resulting from operations . 2,074,851 1,400,518 1,617,667 994,399
Distributions to shareholders:
Class A ........................ (39,025) (13,304) (32,859) (33,558)
Class C ........................ (5,921) (1,027) (3,067) (3,127)
Class R ........................ (826) (517) (843) (967)
Class R3 ....................... (870) (549) (793) (999)
Class R4 ....................... (2,296) (1,205) (587) (2,241)
Class R5 ....................... (942) (602) (823) (1,056)
Class R6 ....................... (726,124) (189,492) (423,925) (196,200)
Class Y ........................ (1,070) (666) (1,343) (1,619)
Total distributions to shareholders ..... (777,074) (207,362) (464,240) (239,767)
Capital share transactions: (Note 2 )
Class A ........................ 1,679,485 291,363 1,428,960 162,846
Class C ........................ (15,190) 80,741 25,241 48,886
Class R ........................ 19 517 5,816 1,324
Class R3 ....................... 20 549 12 999
Class R4 ....................... 5,222 6,465 4,617 (8,958)
Class R5 ....................... 20 602 13 1,056
Class R6 ....................... 4,890,879 4,175,145 3,247,855 3,930,989
Class Y ........................ 109,982 1,120 5,071 2,491
Total capital share transactions ....... 6,670,437 4,556,502 4,717,585 4,139,633
Net increase (decrease) in net
assets ..................... 7,968,214 5,749,658 5,871,012 4,894,265
Net assets:
Beginning of year .................. 9,652,534 3,902,876 7,412,769 2,518,504
End of year ...................... $17,620,748 $9,652,534 $13,283,781 $7,412,769

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Retirement Advantage 2065 Fund
Putnam Retirement
Advantage 2070 Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
a
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $26,657 $4,971 $83
Net realized gain (loss) .............................. 280,333 22,405 —
Net change in unrealized appreciation (depreciation) ........ 73,616 175,322 41,135
Net increase (decrease) in net assets resulting from
operations ................................... 380,606 202,698 41,218
Distributions to shareholders:
Class A .......................................... (33,198) (14,449) —
Class C .......................................... (3,955) (2,052) —
Class R .......................................... (1,058) (801) —
Class R3 ......................................... (792) (625) —
Class R4 ......................................... (4,265) (3,811) —
Class R5 ......................................... (859) (673) —
Class R6 ......................................... (53,979) (8,313) —
Class Y .......................................... (1,041) (1,426) —
Total distributions to shareholders ....................... (99,147) (32,150) —
Capital share transactions: (Note 2 )
Class A .......................................... 205,011 322,421 29,678
Class C .......................................... 3,215 25,647 10,000
Class R .......................................... 572 4,301 10,000
Class R3 ......................................... 174,556 625 10,000
Class R4 ......................................... (383) 908 10,000
Class R5 ......................................... 153 674 10,000
Class R6 ......................................... 1,472,371 91,545 930,000
Class Y .......................................... 26,461 (11,711) 10,000
Total capital share transactions ......................... 1,881,956 434,410 1,019,678
Net increase (decrease) in net assets ................ 2,163,415 604,958 1,060,896
Net assets:
Beginning of year .................................... 1,128,427 523,469 —
End of year ........................................ $3,291,842 $1,128,427 $1,060,896
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
1. Organization and Significant Accounting Policies
Putnam Target Date Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds). The Funds offer eight classes of shares:
Class A, Class C, Class R, Class R3, Class R4, Class R5,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective August 1, 2025, the Trust began offering shares of the Putnam Retirement Advantage 2070 Fund.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Funds may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by the
Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over the first
twelve months of operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Putnam Retirement Advantage
Maturity Fund
Putnam Retirement Advantage
2030 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2025
Shares sold
a
................................... 267,711 $2,799,814 382,651 $4,039,670
Shares issued in reinvestment of distributions .......... 7,877 78,970 8,351 86,597
Shares issued on reorganizatio n (Note 6) ............. 227,868 2,445,028 — —
Shares redeemed ............................... (16,850) (174,311) (80,616) (855,955)
Net increase (decrease) .......................... 486,606 $5,149,501 310,386 $3,270,312
Year ended August 31, 2024
Shares sold
a
................................... 122 $1,257 69,440 $710,098
Shares issued in reinvestment of distributions .......... 2,652 26,560 3,419 33,164
Shares redeemed ............................... (1,659) (16,845) (4,150) (40,224)
Net increase (decrease) .......................... 1,115 $10,972 68,709 $703,038
Class C
Class C Shares:
Year ended August 31, 2025
Shares sold ................................... 6,800 $71,728 19,905 $213,924
Shares issued in reinvestment of distributions .......... 9 99 958 9,834
Shares issued on reorganizatio n (Note 6) ............. 7,738 81,640 — —
Shares redeemed
a
.............................. (12,378) (130,784) (19,156) (207,596)
Net increase (decrease) .......................... 2,169 $22,683 1,707 $16,162
Year ended August 31, 2024
Shares sold ................................... — $— 999 $9,859
Shares issued in reinvestment of distributions .......... 15 144 315 3,039
Shares redeemed
a
.............................. — — (5,543) (54,818)
Net increase (decrease) .......................... 15 $144 (4,229) $(41,920)
Class R
Class R Shares:
Year ended August 31, 2025
Shares sold ................................... 155 $1,658 130 $1,387
Shares issued in reinvestment of distributions .......... 1 8 — —
Shares issued on reorganizatio n (Note 6) ............. 1,224 13,012 — —
Shares redeemed ............................... (1,224) (13,012) (130) (1,454)
Net increase (decrease) .......................... 156 $1,666 — $(67)
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 16 159 29 284
Net increase (decrease) .......................... 16 $159 29 $284
Class R3

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
Maturity Fund
Putnam Retirement Advantage
2030 Fund
Shares Amount Shares Amount
Class R3 Shares:
Year ended August 31, 2025
Shares sold ................................... — $10 — $5
Shares issued on reorganizatio n (Note 6) ............. 1,073 11,468 — —
Shares redeemed ............................... (1,073) (11,468) — —
Net increase (decrease) .......................... — $10 — $5
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 18 170 32 312
Net increase (decrease) .......................... 18 $170 32 $312
Class R4
Class R4 Shares:
Year ended August 31, 2025
Shares sold ................................... 221 $2,353 119 $1,307
Shares issued in reinvestment of distributions .......... 14 151 26 275
Shares issued on reorganizatio n (Note 6) ............. 1,085 11,664 — —
Shares redeemed ............................... (1,276) (13,714) (8) (93)
Net increase (decrease) .......................... 44 $454 137 $1,489
Year ended August 31, 2024
Shares sold ................................... 247 $2,447 130 $1,300
Shares issued in reinvestment of distributions .......... 95 936 33 321
Shares redeemed ............................... (2,049) (21,449) (7) (65)
Net increase (decrease) .......................... (1,707) $(18,066) 156 $1,556
Class R5
Class R5 Shares:
Year ended August 31, 2025
Shares sold ................................... — $10 — $5
Shares issued on reorganizatio n (Note 6) ............. 1,077 11,620 — —
Shares redeemed ............................... (1,077) (11,620) — —
Net increase (decrease) .......................... — $10 — $5
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 19 186 37 358
Net increase (decrease) .......................... 19 $186 37 $358
Class R6
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
Maturity Fund
Putnam Retirement Advantage
2030 Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended August 31, 2025
Shares sold ................................... 992,863 $10,647,372 1,321,973 $14,374,372
Shares issued in reinvestment of distributions .......... 86,633 795,109 132,876 1,385,893
Shares issued on reorganizatio n (Note 6) ............. 1,594,063 17,247,760 — —
Shares redeemed ............................... (958,392) (10,151,746) (1,080,059) (11,704,345)
Net increase (decrease) .......................... 1,715,167 $18,538,495 374,790 $4,055,920
Year ended August 31, 2024
Shares sold ................................... 608,156 $6,122,070 1,377,329 $14,235,293
Shares issued in reinvestment of distributions .......... 55,764 562,444 49,074 477,978
Shares redeemed ............................... (423,525) (4,310,055) (322,707) (3,185,259)
Net increase (decrease) .......................... 240,395 $2,374,459 1,103,696 $11,528,012
Class Y
Class Y Shares:
Year ended August 31, 2025
Shares sold ................................... 572 $6,202 10,567 $116,824
Shares issued in reinvestment of distributions .......... 74 782 3,534 36,861
Shares issued on reorganizatio n (Note 6) ............. 1,652 17,822 — —
Shares redeemed ............................... (1,652) (17,822) (25,454) (273,100)
Net increase (decrease) .......................... 646 $6,984 (11,353) $(119,415)
Year ended August 31, 2024
Shares sold ................................... — $— 75,655 $800,756
Shares issued in reinvestment of distributions .......... 81 810 49 479
Shares redeemed ............................... — — (165) (1,685)
Net increase (decrease) .......................... 81 $810 75,539 $799,550
Putnam Retirement Advantage
2035 Fund
Putnam Retirement Advantage
2040 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2025
Shares sold
a
................................... 365,503 $4,039,197 378,667 $4,227,254
Shares issued in reinvestment of distributions .......... 27,728 296,139 9,642 104,132
Shares redeemed ............................... (89,401) (997,509) (23,893) (265,671)
Net increase (decrease) .......................... 303,830 $3,337,827 364,416 $4,065,715
Year ended August 31, 2024
Shares sold
a
................................... 164,000 $1,746,817 88,028 $875,905
Shares issued in reinvestment of distributions .......... 8,404 82,446 3,104 30,509
Shares redeemed ............................... (22,339) (226,054) (40,512) (414,726)
Net increase (decrease) .......................... 150,065 $1,603,209 50,620 $491,688
Class C
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
2035 Fund
Putnam Retirement Advantage
2040 Fund
Shares Amount Shares Amount
Class C Shares:
Year ended August 31, 2025
Shares sold ................................... 3,313 $37,483 18,790 $209,017
Shares issued in reinvestment of distributions .......... 875 9,271 423 4,558
Shares redeemed
a
.............................. (15,123) (171,727) (21,226) (248,356)
Net increase (decrease) .......................... (10,935) $(124,973) (2,013) $(34,781)
Year ended August 31, 2024
Shares sold ................................... 11,758 $127,220 3,918 $41,926
Shares issued in reinvestment of distributions .......... 42 412 75 741
Shares redeemed
a
.............................. (160) (1,693) (221) (2,050)
Net increase (decrease) .......................... 11,640 $125,939 3,772 $40,617
Class R
Class R Shares:
Year ended August 31, 2025
Shares sold ................................... — $5 12 $164
Net increase (decrease) .......................... — $5 12 $164
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 46 454 34 335
Net increase (decrease) .......................... 46 $454 34 $335
Class R3
Class R3 Shares:
Year ended August 31, 2025
Shares sold ................................... — $5 — $14
Net increase (decrease) .......................... — $5 — $14
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 49 484 37 366
Net increase (decrease) .......................... 49 $484 37 $366
Class R4
Class R4 Shares:
Year ended August 31, 2025
Shares sold ................................... 1,172 $13,109 660 $7,563
Shares issued in reinvestment of distributions .......... 222 2,375 312 3,381
Shares redeemed ............................... (775) (8,411) (1,282) (14,633)
Net increase (decrease) .......................... 619 $7,073 (310) $(3,689)
Year ended August 31, 2024
Shares sold ................................... 1,166 $11,957 540 $5,543
Shares issued in reinvestment of distributions .......... 156 1,536 199 1,963
Shares redeemed ............................... (264) (2,852) (243) (2,360)
Net increase (decrease) .......................... 1,058 $10,641 496 $5,146
Class R5
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
2035 Fund
Putnam Retirement Advantage
2040 Fund
Shares Amount Shares Amount
Class R5 Shares:
Year ended August 31, 2025
Shares sold ................................... — $5 — $14
Net increase (decrease) .......................... — $5 — $14
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 54 532 42 414
Net increase (decrease) .......................... 54 $532 42 $414
Class R6
Class R6 Shares:
Year ended August 31, 2025
Shares sold ................................... 1,561,028 $17,494,992 1,154,772 $13,403,718
Shares issued in reinvestment of distributions .......... 162,255 1,740,998 185,973 2,017,809
Shares redeemed ............................... (579,518) (6,474,895) (526,073) (6,011,497)
Net increase (decrease) .......................... 1,143,765 $12,761,095 814,672 $9,410,030
Year ended August 31, 2024
Shares sold ................................... 972,491 $10,254,415 1,057,289 $11,498,075
Shares issued in reinvestment of distributions .......... 64,864 638,262 38,339 378,406
Shares redeemed ............................... (434,239) (4,403,320) (211,762) (2,250,594)
Net increase (decrease) .......................... 603,116 $6,489,357 883,866 $9,625,887
Class Y
Class Y Shares:
Year ended August 31, 2025
Shares sold ................................... 2,950 $32,529 5,052 $58,115
Shares issued in reinvestment of distributions .......... 199 2,130 469 5,082
Shares redeemed ............................... (1,255) (13,742) (2,022) (22,543)
Net increase (decrease) .......................... 1,894 $20,917 3,499 $40,654
Year ended August 31, 2024
b
Shares sold ................................... 2,206 $23,574 290 $3,020
Shares issued in reinvestment of distributions .......... 90 890 100 990
Net increase (decrease) .......................... 2,296 $24,464 390 $4,010
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
2045 Fund
Putnam Retirement Advantage
2050 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2025
Shares sold
a
................................... 172,118 $2,037,773 89,232 $1,040,024
Shares issued in reinvestment of distributions .......... 5,494 62,630 4,320 48,473
Shares redeemed ............................... (14,623) (171,614) (24,755) (285,103)
Net increase (decrease) .......................... 162,989 $1,928,789 68,797 $803,394
Year ended August 31, 2024
Shares sold
a
................................... 42,223 $445,014 39,402 $401,511
Shares issued in reinvestment of distributions .......... 1,555 15,721 2,102 20,788
Shares redeemed ............................... (2,988) (32,320) (8,622) (90,629)
Net increase (decrease) .......................... 40,790 $428,415 32,882 $331,670
Class C
Class C Shares:
Year ended August 31, 2025
Shares sold ................................... 4,983 $59,698 2,616 $30,636
Shares issued in reinvestment of distributions .......... 583 6,645 102 1,145
Shares redeemed
a
.............................. (14,421) (179,031) (411) (4,908)
Net increase (decrease) .......................... (8,855) $(112,688) 2,307 $26,873
Year ended August 31, 2024
Shares sold ................................... 10,054 $106,582 751 $8,056
Shares issued in reinvestment of distributions .......... 62 628 62 617
Shares redeemed
a
.............................. (1,131) (12,695) (2) (25)
Net increase (decrease) .......................... 8,985 $94,515 811 $8,648
Class R
Class R Shares:
Year ended August 31, 2025
Shares sold ................................... 2,030 $24,209 60 $750
Shares issued in reinvestment of distributions .......... 632 7,215 — —
Shares redeemed ............................... (1,759) (20,795) — 3
Net increase (decrease) .......................... 903 $10,629 60 $753
Year ended August 31, 2024
Shares sold ................................... 11,412 $133,486 — $—
Shares issued in reinvestment of distributions .......... 26 262 58 574
Shares redeemed ............................... (3) (30) — —
Net increase (decrease) .......................... 11,435 $133,718 58 $574
Class R3
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
2045 Fund
Putnam Retirement Advantage
2050 Fund
Shares Amount Shares Amount
Class R3 Shares:
Year ended August 31, 2025
Shares sold ................................... — $10 — $—
Shares redeemed ............................... — — — 6
Net increase (decrease) .......................... — $10 — $6
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 29 291 61 606
Net increase (decrease) .......................... 29 $291 61 $606
Class R4
Class R4 Shares:
Year ended August 31, 2025
Shares sold ................................... 30 $410 1,182 $13,864
Shares issued in reinvestment of distributions .......... 255 2,924 295 3,322
Shares redeemed ............................... (91) (1,059) (2,790) (32,444)
Net increase (decrease) .......................... 194 $2,275 (1,313) $(15,258)
Year ended August 31, 2024
Shares sold ................................... 195 $2,038 1,780 $18,704
Shares issued in reinvestment of distributions .......... 196 1,990 242 2,399
Shares redeemed ............................... (1,958) (22,642) (247) (2,648)
Net increase (decrease) .......................... (1,567) $(18,614) 1,775 $18,455
Class R5
Class R5 Shares:
Year ended August 31, 2025
Shares sold ................................... — $10 — $—
Shares redeemed ............................... — — — 6
Net increase (decrease) .......................... — $10 — $6
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 34 341 66 659
Net increase (decrease) .......................... 34 $341 66 $659
Class R6
Class R6 Shares:
Year ended August 31, 2025
Shares sold ................................... 755,442 $9,009,592 697,012 $8,255,241
Shares issued in reinvestment of distributions .......... 85,254 977,014 92,984 1,048,860
Shares redeemed ............................... (324,918) (3,938,346) (299,668) (3,559,538)
Net increase (decrease) .......................... 515,778 $6,048,260 490,328 $5,744,563
Year ended August 31, 2024
Shares sold ................................... 497,531 $5,484,467 906,623 $10,164,843
Shares issued in reinvestment of distributions .......... 27,183 275,903 31,326 311,383
Shares redeemed ............................... (201,089) (2,126,568) (128,081) (1,354,062)
Net increase (decrease) .......................... 323,625 $3,633,802 809,868 $9,122,164
Class Y
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
2045 Fund
Putnam Retirement Advantage
2050 Fund
Shares Amount Shares Amount
Class Y Shares:
Year ended August 31, 2025
Shares sold ................................... 5,180 $61,996 11,535 $140,278
Shares issued in reinvestment of distributions .......... 734 8,402 179 2,012
Shares redeemed ............................... (1,275) (15,035) (1,409) (16,448)
Net increase (decrease) .......................... 4,639 $55,363 10,305 $125,842
Year ended August 31, 2024
Shares sold ................................... 1,928 $22,443 — $—
Shares issued in reinvestment of distributions .......... 268 2,715 72 716
Net increase (decrease) .......................... 2,196 $25,158 72 $716
Putnam Retirement Advantage
2055 Fund
Putnam Retirement Advantage
2060 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2025
Shares sold
a
................................... 153,850 $1,879,394 123,099 $1,497,809
Shares issued in reinvestment of distributions .......... 3,304 39,025 2,794 32,859
Shares redeemed ............................... (18,642) (238,934) (8,217) (101,708)
Net increase (decrease) .......................... 138,512 $1,679,485 117,676 $1,428,960
Year ended August 31, 2024
Shares sold
a
................................... 29,586 $321,428 19,074 $209,327
Shares issued in reinvestment of distributions .......... 1,285 13,304 3,303 33,558
Shares redeemed ............................... (3,940) (43,369) (7,214) (80,039)
Net increase (decrease) .......................... 26,931 $291,363 15,163 $162,846
Class C
Class C Shares:
Year ended August 31, 2025
Shares sold ................................... 1,598 $19,515 3,270 $39,668
Shares issued in reinvestment of distributions .......... 437 5,136 204 2,372
Shares redeemed
a
.............................. (3,055) (39,841) (1,348) (16,799)
Net increase (decrease) .......................... (1,020) $(15,190) 2,126 $25,241
Year ended August 31, 2024
Shares sold ................................... 9,572 $102,051 4,396 $45,784
Shares issued in reinvestment of distributions .......... 100 1,027 311 3,127
Shares redeemed
a
.............................. (1,907) (22,337) (2) (25)
Net increase (decrease) .......................... 7,765 $80,741 4,705 $48,886
Class R
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
2055 Fund
Putnam Retirement Advantage
2060 Fund
Shares Amount Shares Amount
Class R Shares:
Year ended August 31, 2025
Shares sold ................................... — $19 476 $5,776
Shares issued in reinvestment of distributions .......... — — 9 102
Shares redeemed ............................... — — (5) (62)
Net increase (decrease) .......................... — $19 480 $5,816
Year ended August 31, 2024
Shares sold ................................... — $— 31 $360
Shares issued in reinvestment of distributions .......... 50 517 95 967
Shares redeemed ............................... — — — (3)
Net increase (decrease) .......................... 50 $517 126 $1,324
Class R3
Class R3 Shares:
Year ended August 31, 2025
Shares sold ................................... — $20 — $12
Net increase (decrease) .......................... — $20 — $12
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 52 549 98 999
Net increase (decrease) .......................... 52 $549 98 $999
Class R4
Class R4 Shares:
Year ended August 31, 2025
Shares sold ................................... 839 $10,424 457 $5,740
Shares issued in reinvestment of distributions .......... 116 1,378 18 217
Shares redeemed ............................... (550) (6,580) (117) (1,340)
Net increase (decrease) .......................... 405 $5,222 358 $4,617
Year ended August 31, 2024
Shares sold ................................... 673 $7,429 707 $7,743
Shares issued in reinvestment of distributions .......... 116 1,205 220 2,241
Shares redeemed ............................... (206) (2,169) (1,617) (18,942)
Net increase (decrease) .......................... 583 $6,465 (690) $(8,958)
Class R5
Class R5 Shares:
Year ended August 31, 2025
Shares sold ................................... — $20 — $13
Net increase (decrease) .......................... — $20 — $13
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 58 602 104 1,056
Net increase (decrease) .......................... 58 $602 104 $1,056
Class R6
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
2055 Fund
Putnam Retirement Advantage
2060 Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended August 31, 2025
Shares sold ................................... 632,024 $7,908,893 389,931 $4,776,310
Shares issued in reinvestment of distributions .......... 59,464 705,241 33,294 392,867
Shares redeemed ............................... (296,229) (3,723,255) (153,102) (1,921,322)
Net increase (decrease) .......................... 395,259 $4,890,879 270,123 $3,247,855
Year ended August 31, 2024
Shares sold ................................... 414,430 $4,787,004 366,418 $4,196,278
Shares issued in reinvestment of distributions .......... 18,238 189,492 19,273 196,200
Shares redeemed ............................... (72,482) (801,351) (41,891) (461,489)
Net increase (decrease) .......................... 360,186 $4,175,145 343,800 $3,930,989
Class Y
Class Y Shares:
Year ended August 31, 2025
Shares sold ................................... 9,015 $109,880 489 $6,003
Shares issued in reinvestment of distributions .......... 11 127 42 498
Shares redeemed ............................... (2) (25) (122) (1,430)
Net increase (decrease) .......................... 9,024 $109,982 409 $5,071
Year ended August 31, 2024
Shares sold ................................... 44 $479 364 $3,984
Shares issued in reinvestment of distributions .......... 64 666 159 1,619
Shares redeemed ............................... (2) (25) (272) (3,112)
Net increase (decrease) .......................... 106 $1,120 251 $2,491
Putnam Retirement Advantage
2065 Fund
Putnam Retirement Advantage
2070 Fund
b
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2025
Shares sold
a
................................... 61,943 $779,362 2,896 $29,678
Shares issued in reinvestment of distributions .......... 2,723 33,198 — —
Shares redeemed ............................... (42,675) (607,549) — —
Net increase (decrease) .......................... 21,991 $205,011 2,896 $29,678
Year ended August 31, 2024
Shares sold
a
................................... 31,146 $354,025 — $—
Shares issued in reinvestment of distributions .......... 1,371 14,449 — —
Shares redeemed ............................... (3,977) (46,053) — —
Net increase (decrease) .......................... 28,540 $322,421 — $—
Class C
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
2065 Fund
Putnam Retirement Advantage
2070 Fund
b
Shares Amount Shares Amount
Class C Shares:
Year ended August 31, 2025
Shares sold ................................... 2,872 $36,072 1,000 $10,000
Shares issued in reinvestment of distributions .......... 267 3,223 — —
Shares redeemed
a
.............................. (2,329) (36,080) — —
Net increase (decrease) .......................... 810 $3,215 1,000 $10,000
Year ended August 31, 2024
Shares sold ................................... 2,153 $23,902 — $—
Shares issued in reinvestment of distributions .......... 196 2,052 — —
Shares redeemed
a
.............................. (28) (307) — —
Net increase (decrease) .......................... 2,321 $25,647 — $—
Class R
Class R Shares:
Year ended August 31, 2025
Shares sold ................................... 110 $1,429 1,000 $10,000
Shares issued in reinvestment of distributions .......... 24 296 — —
Shares redeemed ............................... — (1,153) — —
Net increase (decrease) .......................... 134 $572 1,000 $10,000
Year ended August 31, 2024
Shares sold ................................... 337 $3,500 — $—
Shares issued in reinvestment of distributions .......... 76 801 — —
Net increase (decrease) .......................... 413 $4,301 — $—
Class R3
Class R3 Shares:
Year ended August 31, 2025
Shares sold ................................... — $478 1,000 $10,000
Shares redeemed ............................... — 174,078 — —
Net increase (decrease) .......................... — $174,556 1,000 $10,000
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 59 625 — —
Net increase (decrease) .......................... 59 $625 — $—
Class R4
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Retirement Advantage
2065 Fund
Putnam Retirement Advantage
2070 Fund
b
Shares Amount Shares Amount
Class R4 Shares:
Year ended August 31, 2025
Shares sold ................................... 2,133 $27,261 1,000 $10,000
Shares issued in reinvestment of distributions .......... 281 3,435 — —
Shares redeemed ............................... (2,133) (31,079) — —
Net increase (decrease) .......................... 281 $(383) 1,000 $10,000
Year ended August 31, 2024
Shares sold ................................... 2,906 $32,464 — $—
Shares issued in reinvestment of distributions .......... 361 3,811 — —
Shares redeemed ............................... (2,861) (35,367) — —
Net increase (decrease) .......................... 406 $908 — $—
Class R5
Class R5 Shares:
Year ended August 31, 2025
Shares sold ................................... 76 $999 1,000 $10,000
Shares redeemed ............................... — (846) — —
Net increase (decrease) .......................... 76 $153 1,000 $10,000
Year ended August 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 63 674 — —
Net increase (decrease) .......................... 63 $674 — $—
Class R6
Class R6 Shares:
Year ended August 31, 2025
Shares sold ................................... 147,404 $1,884,452 93,000 $930,000
Shares issued in reinvestment of distributions .......... 4,338 53,101 — —
Shares redeemed ............................... (28,056) (465,182) — —
Net increase (decrease) .......................... 123,686 $1,472,371 93,000 $930,000
Year ended August 31, 2024
Shares sold ................................... 20,085 $227,711 — $—
Shares issued in reinvestment of distributions .......... 786 8,313 — —
Shares redeemed ............................... (12,746) (144,479) — —
Net increase (decrease) .......................... 8,125 $91,545 — $—
Class Y
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management Fees
Each Fund pays Advisers a management fee. The fee for each Fund is calculated and paid monthly based on an annual rate and the Fund’s average net assets for the month. For Putnam Retirement Advantage Maturity Fund, the annual rate is 0.36%.
For each of the other Funds, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the Fund’s name (the
“Target Date”). “Average net assets” means the average of all of the determinations of a Fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:
Putnam Retirement Advantage
2065 Fund
Putnam Retirement Advantage
2070 Fund
b
Shares Amount Shares Amount
Class Y Shares:
Year ended August 31, 2025
Shares sold ................................... 2,758 $34,194 1,000 $10,000
Shares issued in reinvestment of distributions .......... 15 181 — —
Shares redeemed ............................... (391) (7,914) — —
Net increase (decrease) .......................... 2,382 $26,461 1,000 $10,000
Year ended August 31, 2024
Shares sold ................................... 173 $1,975 — $—
Shares issued in reinvestment of distributions .......... 135 1,425 — —
Shares redeemed ............................... (1,392) (15,111) — —
Net increase (decrease) .......................... (1,084) $(11,711) — $—
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Gross effective investment management fee rate ........ 0.360% 0.380% 0.390%
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Advisers retained Putnam Management as subadvisor for the Funds. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Funds. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Funds, which may include a mark-up not to exceed 15%
over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Funds. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Funds. Prior to November 1, 2024, PIL provided subadvisory services to the Funds. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Funds have adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Funds. The Plans provide payments by the Funds to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Funds at the following annual rate (Approved %) of the average net assets attributable to each class.
Putnam
Retirement
Advantage 2040
Fund
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Gross effective investment management fee rate ........ 0.400% 0.410% 0.420%
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Putnam
Retirement
Advantage 2065
Fund
Gross effective investment management fee rate ........ 0.430% 0.440% 0.455%
Putnam
Retirement
Advantage 2070
Fund
Gross effective investment management fee rate ........ 0.450%
Putnam Retirement Advantage
Maturity Fund
Putnam Retirement Advantage 2030
Fund
Maximum % Approved % Maximum % Approved %
Class A ....................................... 0.35% 0.25% 0.35% 0.25%
Class C ....................................... 1.00% 1.00% 1.00% 1.00%
Class R ....................................... 1.00% 0.50% 1.00% 0.50%
Class R3 ...................................... 0.35% 0.25% 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Putnam Retirement Advantage 2035
Fund
Putnam Retirement Advantage 2040
Fund
Maximum % Approved % Maximum % Approved %
Class A ....................................... 0.35% 0.25% 0.35% 0.25%
Class C ....................................... 1.00% 1.00% 1.00% 1.00%
Class R ....................................... 1.00% 0.50% 1.00% 0.50%
Class R3 ...................................... 0.35% 0.25% 0.35% 0.25%
Putnam Retirement Advantage 2045
Fund
Putnam Retirement Advantage 2050
Fund
Maximum % Approved % Maximum % Approved %
Class A ....................................... 0.35% 0.25% 0.35% 0.25%
Class C ....................................... 1.00% 1.00% 1.00% 1.00%
Class R ....................................... 1.00% 0.50% 1.00% 0.50%
Class R3 ...................................... 0.35% 0.25% 0.35% 0.25%
Putnam Retirement Advantage 2055
Fund
Putnam Retirement Advantage 2060
Fund
Maximum % Approved % Maximum % Approved %
Class A ....................................... 0.35% 0.25% 0.35% 0.25%
Class C ....................................... 1.00% 1.00% 1.00% 1.00%
Class R ....................................... 1.00% 0.50% 1.00% 0.50%
Class R3 ...................................... 0.35% 0.25% 0.35% 0.25%
Putnam Retirement Advantage 2065
Fund
Putnam Retirement Advantage 2070
Fund
Maximum % Approved % Maximum % Approved %
Class A ....................................... 0.35% 0.25% 0.35% 0.25%
Class C ....................................... 1.00% 1.00% 1.00% 1.00%
Class R ....................................... 1.00% 0.50% 1.00% 0.50%
Class R3 ...................................... 0.35% 0.25% 0.35% 0.25%
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $37 $2,879 $4,447 $6,108
CDSC retained ........................... $— $— $46 $130
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to each Fund and receives fees for investor servicing at the following Class specific rates.
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,311 $2,350 $1,531 $2,919
CDSC retained ........................... $15 $23 $24 $18
Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,791 $—
CDSC retained ........................... $1 $—
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Maximum % Maximum % Maximum % Maximum %
Class A ....................................... 0.125% 0.125% 0.125% 0.125%
Class C ....................................... 0.125% 0.125% 0.125% 0.125%
Class R ....................................... 0.275% 0.275% 0.275% 0.275%
Class R3 ...................................... 0.275% 0.275% 0.275% 0.275%
Class R4 ...................................... 0.275% 0.275% 0.275% 0.275%
Class R5 ...................................... 0.125% 0.125% 0.125% 0.125%
Class R6 ...................................... 0.025% 0.025% 0.025% 0.025%
Class Y ....................................... 0.125% 0.125% 0.125% 0.125%
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Maximum % Maximum % Maximum % Maximum %
Class A ....................................... 0.125% 0.125% 0.125% 0.125%
Class C ....................................... 0.125% 0.125% 0.125% 0.125%
Class R ....................................... 0.275% 0.275% 0.275% 0.275%
Class R3 ...................................... 0.275% 0.275% 0.275% 0.275%
Class R4 ...................................... 0.275% 0.275% 0.275% 0.275%
Class R5 ...................................... 0.125% 0.125% 0.125% 0.125%
Class R6 ...................................... 0.025% 0.025% 0.025% 0.025%
Class Y ....................................... 0.125% 0.125% 0.125% 0.125%
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the
1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25%
or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the Underlying
Funds, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by the Underlying Funds.
For certain Funds, and specific classes of shares within those Funds, the acquired fund fee and expense waiver may exceed the contractually capped net expense ratio of a share class, resulting in a negative net expense ratio for that share class.
When there is a significant concentration of shareholder investments in share classes with negative net expense ratios, this may result in negative total expenses, as disclosed in the Statements of Operations.
Investments in FT Underlying Funds for the period ended August 31, 2025, were as follows:
Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Maximum % Maximum %
Class A ...................................................................... 0.125% 0.125%
Class C ...................................................................... 0.125% 0.125%
Class R ...................................................................... 0.275% 0.275%
Class R3 ..................................................................... 0.275% 0.275%
Class R4 ..................................................................... 0.275% 0.275%
Class R5 ..................................................................... 0.125% 0.125%
Class R6 ..................................................................... 0.025% 0.025%
Class Y ...................................................................... 0.125% 0.125%
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Retirement Advantage Maturity Fund
Non-Controlled Affiliates
Dividends
Putnam Multi-Asset Income
Fund, Class P ............ $15,624,033 $34,062,445 $(12,564,994) $1,137,345 $252,545 $38,511,374 3,482,041 $1,004,744
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $ 972,681 $ 3,613,026 $ (2,178,218) $ — $ — $ 2,407,489 2,407,489 $ 61,853
Total Affiliated Securities ... $16,596,714 $37,675,471 $(14,743,212) $1,137,345 $252,545 $40,918,863 $1,066,597
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Putnam Retirement Advantage 2030 Fund
Non-Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Balanced Fund, Class
P ..................... $11,236,177 $7,473,942 $(9,337,294) $767,535 $(1,070,077) $9,070,283 529,188 $1,332,367
a
Putnam Dynamic Asset
Allocation Conservative Fund,
Class P ................ $ 12,889,169 $ 14,909,690 $ (7,547,965) $ 714,827 $ (322,976) $ 20,642,745 1,843,102 $ 964,846
a
Putnam Multi-Asset Income
Fund, Class P ............ 4,520,195 4,684,334 (2,527,100) 234,376 (57,560) 6,854,245 619,733 275,432
Putnam Short Term Investment
Fund, Class P, 4.566% ...... 1,671,133 1,468,261 (859,803) — — 2,279,591 2,279,591 97,645
Total Non-Controlled Affiliates $30,316,674 $28,536,227 $(20,272,162) $1,716,738 $(1,450,613) $38,846,864 $2,670,290
Total Affiliated Securities ... $30,316,674 $28,536,227 $(20,272,162) $1,716,738 $(1,450,613) $38,846,864 $2,670,290
Putnam Retirement Advantage 2035 Fund
Non-Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Balanced Fund, Class
P ..................... $24,930,396 $25,657,933 $(10,104,383) $1,209,796 $(1,174,338) $40,519,404 2,364,026 $3,922,883
a
Putnam Dynamic Asset
Allocation Conservative Fund,
Class P ................ 137,544 1,372,521 (194,794) 1,017 36,932 1,353,220 120,823 28,868
a
Putnam Dynamic Asset
Allocation Growth Fund, Class P 1,047,318 268,825 (1,257,881) 70,036 (128,298) — — 70,177
a
Putnam Multi-Asset Income
Fund, Class P ............ 220,172 1,460,198 (228,254) 5,457 38,963 1,496,536 135,311 34,527
Putnam Short Term Investment
Fund, Class P, 4.566% ...... 1,187,578 1,342,816 (458,935) — — 2,071,459 2,071,459 80,236
Total Non-Controlled Affiliates $27,523,008 $30,102,293 $(12,244,247) $1,286,306 $(1,226,741) $45,440,619 $4,136,691
Total Affiliated Securities ... $27,523,008 $30,102,293 $(12,244,247) $1,286,306 $(1,226,741) $45,440,619 $4,136,691
Putnam Retirement Advantage 2040 Fund
Non-Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Balanced Fund, Class
P ..................... $9,481,850 $13,999,398 $(4,538,066) $552,119 $(454,831) $19,040,470 1,110,879 $1,609,448
a
Putnam Dynamic Asset
Allocation Growth Fund, Class P 13,218,778 12,535,586 (7,859,437) 1,229,631 (823,439) 18,301,119 827,730 1,739,152
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Putnam Retirement Advantage 2040 Fund (continued)
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $ 763,424 $ 874,090 $ (337,337) $ — $ — $ 1,300,177 1,300,177 $ 50,524
Total Non-Controlled Affiliates $23,464,052 $27,409,074 $(12,734,840) $1,781,750 $(1,278,270) $38,641,766 $3,399,124
Total Affiliated Securities ... $23,464,052 $27,409,074 $(12,734,840) $1,781,750 $(1,278,270) $38,641,766 $3,399,124
Putnam Retirement Advantage 2045 Fund
Non-Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Balanced Fund, Class
P ..................... $509,826 $1,586,013 $(328,318) $13,717 $35,258 $1,816,496 105,980 $101,934
a
Putnam Dynamic Asset
Allocation Growth Fund, Class P 16,094,458 13,491,473 (6,155,213) 1,008,862 (95,224) 24,344,356 1,101,056 1,894,543
a
Putnam Short Term Investment
Fund, Class P, 4.566% ...... 386,387 474,717 (180,395) — — 680,709 680,709 26,731
Total Non-Controlled Affiliates $16,990,671 $15,552,203 $(6,663,926) $1,022,579 $(59,966) $26,841,561 $2,023,208
Total Affiliated Securities ... $16,990,671 $15,552,203 $(6,663,926) $1,022,579 $(59,966) $26,841,561 $2,023,208
Putnam Retirement Advantage 2050 Fund
Non-Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Equity Fund, Class P $2,982,730 $1,812,232 $(1,580,067) $293,938 $(80,655) $3,428,178 210,447 $263,305
a
Putnam Dynamic Asset
Allocation Growth Fund, Class P 14,174,961 11,063,530 (3,951,525) 703,746 93,615 22,084,327 998,839 1,671,795
a
Putnam Short Term Investment
Fund, Class P, 4.566% ...... 139,162 242,130 (107,356) — — 273,936 273,936 10,212
Total Non-Controlled Affiliates $17,296,853 $13,117,892 $(5,638,948) $997,684 $12,960 $25,786,441 $1,945,312
Total Affiliated Securities ... $17,296,853 $13,117,892 $(5,638,948) $997,684 $12,960 $25,786,441 $1,945,312
Putnam Retirement Advantage 2055 Fund
Non-Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Equity Fund, Class P $4,012,870 $4,901,966 $(2,888,473) $510,745 $(81,784) $6,455,324 396,275 $418,173
a
Putnam Dynamic Asset
Allocation Growth Fund, Class P 5,589,497 8,509,201 (3,458,614) 530,973 (102,916) 11,068,141 500,594 766,082
a
Putnam Short Term Investment
Fund, Class P, 4.566% ...... 48,834 85,828 (52,139) — — 82,523 82,523 3,295
Total Non-Controlled Affiliates $9,651,201 $13,496,995 $(6,399,226) $1,041,718 $(184,700) $17,605,988 $1,187,550
Total Affiliated Securities ... $9,651,201 $13,496,995 $(6,399,226) $1,041,718 $(184,700) $17,605,988 $1,187,550
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Putnam Retirement Advantage 2060 Fund
Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Equity Fund, Class P $4,800,734 $4,803,331 $(2,087,962) $498,728 $96,685 $8,111,516 497,945 $448,042
a
Non-Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Growth Fund, Class P $2,573,970 $3,317,100 $(1,023,112) $183,806 $56,881 $5,108,645 231,056 $312,351
a
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $ 37,290 $ 69,168 $ (42,049) $ — $ — $ 64,409 64,409 $ 2,370
Total Affiliated Securities ... $7,411,994 $8,189,599 $(3,153,123) $682,534 $153,566 $13,284,570 $762,763
Putnam Retirement Advantage 2065 Fund
Non-Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Equity Fund, Class P $881,427 $2,323,936 $(828,231) $138,482 $61,305 $2,576,919 158,190 $107,656
a
Putnam Dynamic Asset
Allocation Growth Fund, Class P 242,185 659,596 (231,210) 23,818 12,311 706,700 31,963 36,888
a
Putnam Short Term Investment
Fund, Class P, 4.566% ...... 5,116 26,361 (20,310) — — 11,167 11,167 485
Total Non-Controlled Affiliates $1,128,728 $3,009,893 $(1,079,751) $162,300 $73,616 $3,294,786 $145,029
Total Affiliated Securities ... $1,128,728 $3,009,893 $(1,079,751) $162,300 $73,616 $3,294,786 $145,029
Putnam Retirement Advantage 2070 Fund
Non-Controlled Affiliates
Dividends
Putnam Dynamic Asset
Allocation Equity Fund, Class P $— $795,348 $— $— $33,476 $828,824 50,879 $—
Putnam Dynamic Asset
Allocation Growth Fund, Class P — 219,231 — — 7,659 226,890 10,262 —
Putnam Short Term Investment
Fund, Class P, 4.566% ...... — 5,117 — — — 5,117 5,117 18
Total Non-Controlled Affiliates $— $1,019,696 $— $— $41,135 $1,060,831 $18
Total Affiliated Securities ... $— $1,019,696 $— $— $41,135 $1,060,831 $18
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed to waive fees and/or reimburse expenses of each class of shares of each Fund through at least December 30, 2028, in an amount sufficient to result in total annual fund operating expenses for the following class shares of the Funds' (excluding payments under the Funds' distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the Funds' average net assets.
Advisers has also contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30,
2028, in an amount equal to the Funds' acquired fund fees and expenses.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
Annual rates
Class A ..................................................................................... 0.55%
Class C ..................................................................................... 0.55%
Class R ..................................................................................... 0.70%
Class R3 .................................................................................... 0.70%
Class R4 .................................................................................... 0.70%
Class R5 .................................................................................... 0.55%
Class R6 .................................................................................... 0.45%
Class Y ..................................................................................... 0.55%
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................. $ 22,748 * $ 62,378 $ 74,457 $ 56,282
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................. $ 52,868 $ 17,155 $ 5,404 $ 6,209
*Includes $23,440 from the merged Putnam Retirement Advantage 2025 Fund which may be carried over to offset future capital gains, subject to certain limitations.
3. Transactions with Affiliates
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
During the year ended August 31, 2025, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2025 and 2024, was as follows:
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Capital loss utilized carryforwards .... $191,629 $7,063 $6,537
Putnam
Retirement
Advantage 2040
Fund
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2060
Fund
Capital loss utilized carryforwards .... $4,064 $1,915 $300
Putnam Retirement Advantage
Maturity Fund
Putnam Retirement Advantage 2030
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $1,038,153 $573,898 $1,515,634 $391,639
Long term capital gain .................... — 18,907 132,558 124,296
$1,038,153 $592,805 $1,648,192 $515,935
Putnam Retirement Advantage 2035
Fund
Putnam Retirement Advantage 2040
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $2,148,089 $519,660 $1,669,517 $320,157
Long term capital gain .................... 139,614 205,356 553,699 93,567
$2,287,703 $725,016 $2,223,216 $413,724
Putnam Retirement Advantage 2045
Fund
Putnam Retirement Advantage 2050
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $978,606 $297,851 $929,058 $178,488
Long term capital gain .................... 109,413 — 238,736 160,174
$1,088,019 $297,851 $1,167,794 $338,662
Putnam Retirement Advantage 2055
Fund
Putnam Retirement Advantage 2060
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $552,252 $103,087 $345,602 $56,017
Long term capital gain .................... 224,822 104,275 118,638 183,750
$777,074 $207,362 $464,240 $239,767
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
At August 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Putnam Retirement Advantage 2065
Fund
2025 2024
Distributions paid from:
Ordinary income ........................ $62,904 $7,540
Long term capital gain .................... 36,243 24,610
$99,147 $32,150
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
a a a a a
Cost of investments ....................... $39,789,366 $38,008,903 $44,185,167 $37,363,853
Unrealized appreciation ..................... $1,385,117 $995,052 $1,841,249 $1,385,811
Unrealized depreciation ..................... (255,620) (157,091) (585,797) (107,898)
Net unrealized appreciation (depreciation) ....... $1,129,497 $837,961 $1,255,452 $1,277,913
Distributable earnings:
Undistributed ordinary income ................ $83,576 $943,345 $2,000,617 $393,660
Undistributed long term capital gains ........... 277,822 665,447 759,807 2,265,061
Total distributable earnings .................. $361,398 $1,608,792 $2,760,424 $2,658,721
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
a a a a a
Cost of investments ....................... $24,728,915 $24,110,131 $16,554,351 $12,224,024
Unrealized appreciation ..................... $2,361,541 $1,800,620 $1,075,676 $1,086,657
Unrealized depreciation ..................... (248,895) (124,310) (24,039) (26,111)
Net unrealized appreciation (depreciation) ....... $2,112,646 $1,676,310 $1,051,637 $1,060,546
Distributable earnings:
Undistributed ordinary income ................ $70,644 $27,642 $14,423 $8,472
Undistributed long term capital gains ........... 1,747,989 1,584,973 1,230,526 838,104
Total distributable earnings .................. $1,818,633 $1,612,615 $1,244,949 $846,576
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, non-deductible expenses and regulated investment companies.
The Funds, except for Putnam Retirement Advantage 2070 Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2025, were as follows:
Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
a a a
Cost of investments ....................... $3,048,024 $1,019,696
Unrealized appreciation ..................... $248,509 $41,135
Unrealized depreciation ..................... (1,747) —
Net unrealized appreciation (depreciation) ....... $246,762 $41,135
Distributable earnings:
Undistributed ordinary income ................ $598 $83
Undistributed long term capital gains ........... 185,197 —
Total distributable earnings .................. $185,795 $83
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Purchases .............................. $16,567,774 $28,109,475 $29,660,062 $27,038,241
Sales .................................. $12,852,902 $19,807,133 $11,943,721 $12,549,894
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Purchases .............................. $15,349,581 $13,022,869 $13,472,871 $8,184,580
Sales .................................. $6,600,303 $6,115,211 $6,343,511 $3,166,933
Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Purchases .............................. $3,001,546 $1,014,579
Sales .................................. $1,072,881 $—
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
6. Reorganization
On July 25, 2025, Putnam Retirement Advantage Maturity Fund (Surviving Fund) acquired 100% of Putnam Retirement
Advantage 2025 Fund's (Acquired Fund) net assets, primarily made up of investment securities, which included $700,360 of unrealized appreciation, through a tax-free exchange of 1,835,780 shares of the Surviving Fund (valued at $19,840,014).
Immediately after the completion of the reorganization, the combined net assets of the Surviving Fund were $44,338,276.
The primary purpose of the reorganization, as contemplated in the Acquired Fund’s prospectus, was to combine two funds with similar investment objectives and strategies into a single fund. Additionally, by the time the merger was completed, the
Acquired Fund’s target allocations among asset classes and underlying funds were aligned with those of the Surviving Fund.
The estimated cost of the reorganization was $154,089 of which the Surviving Fund and the Acquired Fund each paid 50%.
The allocated portion of the Surviving Fund's reorganization expenses are included with other expenses in the Statement of
Operations.
Assuming the reorganization had been completed on September 1, 2024, the Surviving Fund's pro forma results of operations, would have been as follows:
Subsequent to the reorganization, the Surviving Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of revenue and earnings attributable to the Acquired Fund’s assets after the completion of the reorganization.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2025, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedules of Investments.
8. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Period
Net Investment
Income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets from
Operations
For the period September 1, 2024 through August 31, 2025 ......... $1,778,673 $2,506,836 $4,285,509

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
8. Operating Segments
(continued)

Putnam Target Date Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Target Date Funds and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Fund Statement of
operations
Statement of changes
in net assets
Financial Highlights
Putnam Retirement Advantage Maturity Fund
Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2055 Fund
Putnam Retirement Advantage 2060 Fund
For the year ended
August 31, 2025
For the years ended
August 31, 2025 and
2024
For the years ended
August 31, 2025,
2024, 2023, 2022,
and 2021
Putnam Retirement Advantage 2065 Fund For the year ended
August 31, 2025
For the years ended
August 31, 2025 and
2024
For the years ended
August 31, 2025,
2024, 2023, 2022,
and the period
December 30, 2020
(commencement of
operations) to August
31, 2021
Putnam Retirement Advantage 2070 Fund For the period August 1, 2025 (commencement of operations) to
August 31, 2025

Putnam Target Date Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
October 20, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Target Date Funds
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2025:
Pursuant to:
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage
2030 Fund
Putnam
Retirement
Advantage
2035 Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $115,000 $382,558 $379,614
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $104,170 $125,478 $146,282
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $154,410 $196,137 $216,989
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — — $10,558
Pursuant to:
Putnam
Retirement
Advantage
2040 Fund
Putnam
Retirement
Advantage
2045 Fund
Putnam
Retirement
Advantage
2050 Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $791,699 $273,413 $355,736
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $145,405 $100,016 $101,368
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $230,938 $166,416 $169,135
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $4,181 —
Pursuant to:
Putnam
Retirement
Advantage
2055 Fund
Putnam
Retirement
Advantage
2060 Fund
Putnam
Retirement
Advantage
2065 Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $379,822 $197,638 $72,243
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $65,045 $43,866 $8,602
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $107,658 $72,041 $14,082

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BOARD APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS
(unaudited)
Putnam Retirement Advantage Funds
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of Putnam Retirement Advantage 2030 Fund (the “2030
Fund”), Putnam Retirement Advantage 2035 Fund (the “2035 Fund”), Putnam Retirement Advantage 2040 Fund (the “2040
Fund”), Putnam Retirement Advantage 2045 Fund (the “2045 Fund”), Putnam Retirement Advantage 2050 Fund (the “2050
Fund”), Putnam Retirement Advantage 2055 Fund (the “2055 Fund”), Putnam Retirement Advantage 2060 Fund (the “2060
Fund”), Putnam Retirement Advantage 2065 Fund (the “2065 Fund”), and Putnam Retirement Advantage Maturity Fund (the
“Maturity Fund,” and together with the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund,
and 2065 Fund, the “Existing Funds”), including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds
(collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin
Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management
Limited (“FTIML”), and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam
Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML,
and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In addition, at their meeting on May 16, 2025, the Board, including all Independent Trustees, approved a management contract with the Advisor for the proposed new Putnam Retirement Advantage 2070 Fund (the “2070 Fund”) and subadvisory agreements between the Advisor and the Subadvisors for the 2070 Fund. With respect to the 2070 Fund, the Board took into consideration the review and consideration by the Contract Committee of the Board of the Existing Funds’ Management
Contracts and related information. Accordingly, the considerations and conclusions set forth below applicable to the
Management Contracts also generally apply to the management contract and subadvisory agreements for the 2070 Fund, as necessary and appropriate in the context.
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the
Existing Funds’ Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts for the Existing Funds and the approval of the Management
Contracts for the 2070 Fund, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented (or, in the case of the 2070 Fund, would represent) reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted
below;
2. That the fee schedule in effect for your fund represented (or, in the case of the 2070 Fund, would represent) an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder

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benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam
Retirement Advantage Fund (except the Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam Retirement Advantage Fund approaches the target year indicated in its name.
The Trustees noted that the Maturity Fund has a fixed ongoing annual management fee rate.
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio (and, in the case of the
2070 Fund, the projected total expense ratio). The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to Putnam Management. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that the Advisor agreed to waive fees and/or reimburse expenses in an amount equal to your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.55% for Class A shares,
Class C shares, Class R5 shares and Class Y shares, 0.70% for Class R shares, Class R3 shares and Class R4 shares and
0.45% for Class R6 shares) through at least December 30, 2028. During its fiscal year ending in 2024, your fund’s expenses were reduced as a result of these expense limitations. The Advisor’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the 2070 Fund’s Management Contracts and the continuance of the Existing Funds’
Management Contracts.

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The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included, for the Existing Funds, your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024.
The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
(Total expenses reflect the fees and expenses borne directly by the Putnam Retirement Advantage Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. It was noted that, because the 2070 Fund was not yet operational, the Trustees were not able to consider the profitability of the Advisor and its affiliates with respect to the 2070 Fund. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented (or, in the case of the 2070 Fund, would represent) reasonable compensation for the services being provided and represented (or, in the case of the 2070 Fund, would represent) an appropriate sharing between fund shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the
Quintile
Effective
Management
Fees
Total
Expenses
2030 Fund 3rd 2nd
2035 Fund 3rd 2nd
2040 Fund 3rd 2nd
2045 Fund 3rd 2nd
2050 Fund 3rd 2nd
2055 Fund 3rd 2nd
2060 Fund 3rd 2nd
2065 Fund 2nd 1st
Maturity Fund 2nd 3rd

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fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. It was noted that, because the 2070
Fund was not yet operational, the Trustees were not able to consider the 2070 Fund’s performance before their initial approval of the 2070 Fund’s management contract and subadvisory agreements. The Trustees were assisted in their review of the
Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the
Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

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For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
For each of the Existing Funds (except for the 2065 Fund, which commenced operations on December 20, 2020), the Trustees considered information about the fund’s total return and its performance relative to its benchmark over the one-year, three-
year, and five-year periods ended December 31, 2024. The class R6 shares’ return, net of fees and expenses, for each of the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, and 2060 Fund was positive and exceeded the return of its benchmark over the one-year, three-year, and five-year periods ended December 31, 2024. The class R6 shares’
return, net of fees and expenses, for the 2065 Fund was positive and exceeded the return of its benchmark over the one-year and three-year periods ended December 31, 2024. The class R6 shares’ return, net of fees and expenses, for the Maturity
Fund was positive and exceeded the return of its benchmark over the one-year and three-year periods ended December 31,
2024, and was positive and matched the return of its benchmark over the five-year period ended December 31, 2024. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The
Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

PRAF-AFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Target Date Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	October 29, 2025